       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 30, 2003

                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                         POST-EFFECTIVE AMENDMENT NO. 10

                                      AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                 AMENDMENT NO. 9

                                 MERRIMAC SERIES
                (Exact Name of Registrant as Specified in Charter)
                               200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                     (Address of Principal Executive Offices)
                                    (Zip Code)
      Registrant's Telephone Number, including Area Code: (617) 937-7264
                             Susan C. Mosher, Secretary
                          INVESTORS BANK & TRUST COMPANY
                               200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                     Copy to:
                               Philip Newman, Esq.
                               Goodwin Procter LLP
                                  Exchange Place
                                 Boston, MA 02109

      Merrimac Master Portfolio also executed this Registration Statement.

  Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement.

  It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

To:  The Securities and Exchange Commission

The Registrant submits this Post-Effective Amendment No. 10 to its Registration Statement under the Securities Act of 1933 (Registration No. 333-49693) and this Amendment No. 9 to its Registration Statement under the Investment Company Act of 1940 (Registration No. 811-08741).

                                  Merrimac Logo

May 1, 2003                                                           Prospectus


--------------------------------------------------------------------------------


                                 MERRIMAC SERIES

Merrimac Cash Series

Merrimac Prime Series

Merrimac Treasury Series

Merrimac Treasury Plus Series

Merrimac U.S. Government Series

Merrimac Municipal Series

                                  Adviser Class

Each fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Adviser Class.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Contents                                                              Page

The Funds

Risk/Return Summaries


Cash Series ...............................................................    1

Prime Series ..............................................................    4

Treasury Series ...........................................................    6

Treasury Plus Series ......................................................    8

U.S. Government Series ....................................................   11


Municipal Series ..........................................................   14


Funds' Management .........................................................   17


Your Investment

Shareholder Information


Purchases .................................................................   18

Redemptions ...............................................................   19

Valuation of Shares .......................................................   20

Dividends and Distributions ...............................................   21

Federal Taxes .............................................................   21

Class Expenses and Distribution Plan ......................................   21

Master/Feeder Structure ...................................................   21

Privacy Policy ............................................................   22

Financial Highlights ......................................................   23

Appendix A - Description Of Securities In Which the Portfolios Can Invest .   24


For More Information

Back Cover

                              RISK/RETURN SUMMARIES

   The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

   Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC CASH SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Cash Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Opus Investment Management, Inc. ("OIM"), formerly Allmerica Asset Management, Inc., the sub-adviser of Merrimac Cash Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.


   o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.


   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


   Total Return - Adviser Class

                2002                       1.62%

   During the period shown in the bar chart, the highest total return for a quarter was 0.45% (quarter ending 3/31/2002) and the lowest total return for a quarter was 0.35% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002



                                           1 Year      Life of Fund         Inception Date
   Cash Series - Adviser Class             1.62%           1.64%           December 18, 2001


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                    Adviser Class


    Management Fees                                     0.17%
    Distribution (12b-1) Fees                           0.25%
    Other Expenses (1)                                  0.02%
                                                        -----
    Total Annual Fund Operating Expenses (2)            0.44%
                                                        =====

   ----------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Adviser Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Adviser Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                 3 Years              5 Years       10 Years
         $45                     $141                $246           $553

                              MERRIMAC PRIME SERIES

>  The Fund's Investment Objective and Main Strategy

   The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. OIM, the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

>  Fees and Expenses

   The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                    Adviser Class

    Management Fees                                     0.17%
    Distribution (12b-1) Fees                           0.25%
    Other Expenses (1)                                  0.06%
                                                        ----
    Total Annual Fund Operating Expenses (2)            0.48%

   ----------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services.
   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003.

>  Example

   This example is intended to help you compare the cost of investing in the Adviser Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Adviser Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year                  3 Years
         $49                     $154

                            MERRIMAC TREASURY SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. ("M&I"), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds that invest exclusively in such instruments, subject to regulatory limitations. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risk of Investing in the Fund

   The primary risk in investing in the Fund is interest rate risk, which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

    The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


    Total Return - Adviser Class

                      2002                     1.28%

   During the period shown in the bar chart, the highest total return for a quarter was 0.35% (quarter ending 3/31/2002) and the lowest total return for a quarter was 0.28% (quarter ending 12/31/2002).

    Average Annual Total Return
    Periods Ended December 31, 2002

                                                               1 Year      Life of Fund         Inception Date
   Treasury Series - Adviser Class                             1.28%           1.30%           December 18, 2001


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                      Adviser Class

    Management Fees                                       0.17%
    Distribution (12b-1) Fees                             0.25%
    Other Expenses (1)                                    0.03%
                                                          -----
    Total Annual Fund Operating Expenses (2)              0.45%
                                                          =====

    ----------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Adviser Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Adviser Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year                  3 Years            5 Years        10 Years
         $46                     $144                $252           $567

                         MERRIMAC TREASURY PLUS SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

    The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


   Total Return - Adviser Class

                   2002                     1.25%

   During the period shown in the bar chart, the highest total return for a quarter was 0.33% (quarter ending 3/31/2002) and the lowest total return for a quarter was 0.25% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002

                                                              1 Year           Life               Inception
                                                                             of Fund                 Date
   Treasury Plus Series - Adviser Class                        1.25%           1.26%           December 18, 2001


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                            Adviser Class

    Management Fees                                             0.17%
    Distribution (12b-1) Fees                                   0.25%
    Other Expenses (1)                                          0.05%
                                                                -----
    Total Annual Fund Operating Expenses (2)                    0.47%
                                                                =====


   ----------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Adviser Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Adviser Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                  3 Years            5 Years        10 Years
         $48                     $151                $263           $593

                         MERRIMAC U.S. GOVERNMENT SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac U.S. Government Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. OIM, the sub-adviser of the Merrimac U.S. Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


   Total Return - Adviser Class

                       2002                  1.60%

   During the period shown in the bar chart, the highest total return for a quarter was 0.43% (quarter ending 3/31/2002) and the lowest total return for a quarter was 0.37% (quarter ending 9/30/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002


                                                               1 Year      Life of Fund         Inception Date
   U.S. Government Series - Adviser Class                      1.60%           1.61%           December 18, 2001

>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                                   Adviser Class

             Management Fees                                            0.17%
             Distribution (12b-1) Fees                                  0.25%
             Other Expenses(1)                                          0.02%
                                                                        -----
             Total Annual Fund Operating Expenses(2)                    0.44%
                                                                        =====


   ----------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Adviser Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Adviser Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                  3 Years            5 Years        10 Years
         $45                     $141                $246           $553

                            MERRIMAC MUNICIPAL SERIES

>  The Fund's Investment Objective and Main Strategy

   The Merrimac Municipal Series' investment objective is to preserve principal and liquidity while providing current income exempt from Federal income tax. ABN AMRO Asset Management (USA) LLC ("ABN AMRO"), the sub-adviser of the Merrimac Municipal Portfolio, attempts to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by states, municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. See Appendix A for more information regarding the types of securities in which the Fund invests.

   ABN AMRO structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. ABN AMRO monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

>  Main Risks of Investing in the Fund

   The primary risks of investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could adversely affect the value of the Fund's municipal securities.

   o Prepayment Risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

   o Municipal Securities, which comprise at least 80% of the Fund, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

   o Concentration risk involves the possibility that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

   The Fund may take a temporary defensive position when ABN AMRO determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance


   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Adviser Class

                     2002                       0.96%

   During the period shown in the bar chart, the highest total return for a quarter was 0.27% (quarter ending 6/30/2002) and the lowest total return for a quarter was 0.22% (quarter ending 3/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002

                                                               1 Year      Life of Fund         Inception Date
   Municipal Series - Adviser Class                            0.96%           0.97%           December 18, 2001

>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                           Adviser Class

    Management Fees                                             0.17%
    Distribution (12b-1) Fees                                   0.25%
    Other Expenses (1)                                          0.05%
                                                                -----
    Total Annual Fund Operating Expenses (2)                    0.47%
                                                                =====


   ----------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Adviser Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Adviser Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year               3 Years             5 Years          10 Years
         $48                     $151                $263           $593

                                FUNDS' MANAGEMENT

Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The Adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.


The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

INVESTMENT SUB-ADVISERS. OIM serves as investment sub-adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. OIM manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The business address of OIM is 440 Lincoln Street, Worcester, Massachusetts 01653. OIM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.


M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company.

ABN AMRO serves as investment sub-adviser to the Municipal Portfolio. ABN AMRO manages the Municipal Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of ABN AMRO is 208 South LaSalle Street, 4th Floor, Chicago, IL 60604. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each sub-adviser receives a fee from the Adviser (and not from each Portfolio) for its services.

                             SHAREHOLDER INFORMATION

>  Purchases

   General Information. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.


   Shares of the U.S. Government Series, the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The U.S. Government Series, the Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.


   Investment Minimum. The minimum initial investment for Adviser Class shares is $500,000. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. When a shareholder's account balance falls below the minimum initial investment due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   Third Party Investments. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

   Other Information. Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                               Attn: Name of Fund
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

            -------------------------------------------------------
            Cash Series                              4:00 p.m. (ET)
            -------------------------------------------------------

            Prime Series                             4:00 p.m. (ET)

            -------------------------------------------------------
            Treasury Series                          2:00 p.m. (ET)
            -------------------------------------------------------
            Treasury Plus Series                     4:00 p.m. (ET)
            -------------------------------------------------------
            U.S. Government Series                   5:00 p.m. (ET)
            -------------------------------------------------------
            Municipal Series                         12:00p.m (ET)
            -------------------------------------------------------


   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).


   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

>  Redemptions

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

         ----------------------------------------------------------
         Cash Series                                 4:00 p.m. (ET)
         ----------------------------------------------------------

         Prime Series                                4:00 p.m. (ET)

         ----------------------------------------------------------
         Treasury Series                             2:00 p.m. (ET)
         ----------------------------------------------------------
         Treasury Plus Series                        4:00 p.m. (ET)
         ----------------------------------------------------------
         U.S. Government Series                      5:00 p.m. (ET)
         ----------------------------------------------------------
         Municipal Series                            12:00p.m.(ET)
         ----------------------------------------------------------


   Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.


   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   Telephone Redemption. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  Valuation of Shares


   Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series, the Prime Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).


>  Dividends and Distributions

   Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds' shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected.

   Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>  Federal Taxes

   Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

   The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income.

   Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  Class Expenses and Distribution Plan

   Adviser Class shares are subject to a Distribution fee of up to 0.25% of ANA.

   The Board of Trustees has approved a Distribution Plan with respect to the Adviser Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above) which the Distributor may in turn remit to and allocate among selected dealers and others (each, an "Agent") as compensation attributable to the assets contributed to a Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges.

>  Master/Feeder Structure

   The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>  Privacy Policy

   The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

   As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

   We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

   We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

   We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

   On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' Adviser Class financial performance since the Funds commenced operations. Certain information reflects financial results for a single Adviser Class share of the Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Adviser Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request. Because the Prime Series had not yet commenced operations as of December 31, 2002, financial highlights for the Prime Series are not presented.

Selected data for an Adviser Class share of beneficial interest outstanding throughout the period is presented below:



                                                                   Annualized Ratios to Average Net Assets/Supplemental Data
                                                                   ---------------------------------------------------------

                      Net Asset              Distributions  Net Asset                                           Net Assets
                        Value        Net       From Net       Value                                Net            End of
                      Beginning   Investment  Investment       End         Total       Net      Investment        Period
                      of Period     Income      Income      of Period    Return (A)  Expenses     Income      (000s omitted)
                      ---------     ------      ------      ---------    ----------  --------     ------      --------------
Cash Series

           2002        $1.000      $0.016     $(0.016)       $1.000         1.62%      0.44%       1.60%          $    5
           2001(B)      1.000       0.001      (0.001)        1.000         2.01       0.46        2.01                5

Treasury Series

           2002         1.000       0.013      (0.013)        1.000         1.28       0.45        1.28                5
           2001(B)      1.000       0.001      (0.001)        1.000         1.80       0.45        1.80                5

Treasury Plus Series

           2002         1.000       0.012      (0.012)        1.000         1.25       0.47        1.24                5
           2001(B)      1.000       0.001      (0.001)        1.000         1.38       0.46        1.38                5

U.S. Government Series

           2002         1.000       0.015      (0.015)        1.000         1.60       0.44        1.51                5
           2001(B)      1.000       0.001      (0.001)        1.000         1.92       0.46        1.92                5

Municipal Series

           2002         1.000       0.010      (0.010)        1.000         0.96       0.47        0.96                5
           2001(B)      1.000       0.000*     (0.000)*       1.000         1.14       0.53        1.14                5

----------
(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.
(B) For the period from inception, December 18, 2001, through December 31,
    2001.
*   Rounds to less than 0.001 or (0.001)

                                   APPENDIX A

The following are descriptions of certain types of securities in which the Portfolios may invest:


Asset-Backed Securities. The Cash Portfolio and the Prime Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

Commercial Paper. The Cash Portfolio and the Prime Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolios may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolios may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

Corporate Debt Obligations. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the Prime Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

Eurodollar and Yankee Dollar Investments. The Cash Portfolio and the Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

Municipal Securities. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.


Repurchase Agreements. Each Portfolio, other than the Treasury Portfolio and the Municipal Portfolio, may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio and the U.S. Government Portfolio must be collateralized by securities issued by the U.S. Government.


Restricted and Illiquid Securities. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

Variable and Floating Rate Instruments. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by OIM, M&I and ABN AMRO, as applicable.

Zero Coupon and Deferred Payment Securities. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolios elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                 MERRIMAC SERIES

                              Merrimac Cash Series
                             Merrimac Premium Series
                            Merrimac Treasury Series

                          Merrimac Treasury Plus Series
                         Merrimac U.S. Government Series
                            Merrimac Municipal Series

For investors who want more information about the Funds, the following documents are available free upon request:

o Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o Annual/Semi-Annual Reports: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds at 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.

                      Distributed by Funds Distributor Inc.

                                     Investment Company Act o File No. 811-08741

                                  Merrimac Logo

May 1, 2003                                                           Prospectus


--------------------------------------------------------------------------------

                                 MERRIMAC SERIES

Merrimac Cash Series

Merrimac Prime Series

Merrimac Treasury Series

Merrimac Treasury Plus Series

Merrimac U.S. Government Series

Merrimac Municipal Series

                               Institutional Class

Each fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Institutional Class.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Contents                                                                    Page

The Funds

Risk/Return Summaries

Cash Series ...............................................................    1


Prime Series ..............................................................    3

Treasury Series ...........................................................    5

Treasury Plus Series ......................................................    7

U.S. Government Series ....................................................    9

Municipal Series ..........................................................   11

Funds' Management .........................................................   14


Your Investment

Shareholder Information


Purchases .................................................................   15

Redemptions ...............................................................   16

Valuation of Shares .......................................................   17

Dividends and Distributions ...............................................   17

Federal Taxes .............................................................   18

Class Expenses and Shareholder Servicing Plan .............................   18

Master/Feeder Structure ...................................................   18

Privacy Policy ............................................................   18

Financial Highlights ......................................................   20

Appendix A - Description Of Securities In Which the Portfolios Can Invest .   21

For More Information

Back Cover

                              RISK/RETURN SUMMARIES

   The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

   Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC CASH SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Cash Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Opus Investment Management, Inc. ("OIM"), formerly Allmerica Asset Management, Inc., the sub-adviser of Merrimac Cash Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.


   o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.


   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Institutional Class


                    1999                4.96%
                    2000                6.25%
                    2001                4.05%
                    2002                1.62%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.61% (quarter ending 12/31/2000) and the lowest total return for a quarter was 0.35% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002

                                                     1 Year    Life of Fund*     Inception Date
     Cash Series - Institutional Class                1.62%        4.31%         June 25, 1998


   * Prior to September 1, 1998, The Bank of New York acted as investment sub-adviser for the Cash Portfolio.

>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                             Institutional Class


    Management Fees                                 0.17%
    Distribution (12b-1) Fees                       None
    Other Expenses (1)                              0.27%
                                                    ----
    Total Annual Fund Operating Expenses (2)        0.44%
                                                    ====


   ----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                3 Years              5 Years             10 Years
         $45                   $141                 $246                 $553

                              MERRIMAC PRIME SERIES

>  The Fund's Investment Objective and Main Strategy

   The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. OIM, the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

>  Fees and Expenses

   The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                              Institutional Class

    Management Fees                                 0.17%
    Distribution (12b-1) Fees                       None
    Other Expenses (1)                              0.31%
                                                    ----
    Total Annual Fund Operating Expenses (2)        0.48%

   ----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003.

>  Example

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year                3 Years
         $49                   $154

                            MERRIMAC TREASURY SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. ("M&I"), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds that invest exclusively in such instruments, subject to regulatory limitations. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risk of Investing in the Fund

   The primary risk in investing in the Fund is interest rate risk, which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Institutional Class


                       1999             4.26%
                       2000             5.55%
                       2001             3.58%
                       2002             1.28%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.46% (quarter ending 12/31/2000) and the lowest total return for a quarter was 0.28% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002

                                                     1 Year    Life of Fund*     Inception Date
     Treasury Series - Institutional Class            1.28%        3.73%         June 25, 1998


   * Prior to January 4, 1999 Aeltus Investment Management, Inc. acted as investment-sub-adviser for the Treasury Portfolio.

>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                  Institutional Class

   Management Fees                                       0.17%
   Distribution (12b-1) Fees                             None
   Other Expenses (1)                                    0.28%
                                                         ----
   Total Annual Fund Operating Expenses (2)              0.45%
                                                         ====

   ----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                3 Years              5 Years             10 Years
         $46                   $144                 $252                 $567

                          MERRIMAC TREASURY PLUS SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Institutional Class


                   2000                5.87%
                   2001                3.49%
                   2002                1.25%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.54% (quarter ending 9/30/2000) and the lowest total return for a quarter was 0.25% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002



                                                     1 Year    Life of Fund      Inception Date
    Treasury Plus Series - Institutional Class        1.25%        3.77%        January 22, 1999


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                      Institutional Class

   Management Fees                                           0.17%
   Distribution (12b-1) Fees                                 None
   Other Expenses (1)                                        0.29%
                                                             ----
   Total Annual Fund Operating Expenses (2)                  0.46%
                                                             ====

   ----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 Year               3 Years               5 Years                10 Years
        $47                 $147                   $257                   $578

                         MERRIMAC U.S. GOVERNMENT SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac U.S. Government Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. OIM, the sub-adviser of the Merrimac U.S. Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Institutional Class


                      2000               5.94%
                      2001               3.81%
                      2002               1.60%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.54% (quarter ending 12/31/2000) and the lowest total return for a quarter was 0.37% (quarter ending 9/30/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002



                                                     1 Year    Life of Fund      Inception Date
      U.S. Government Series - Institutional Class    1.60%        3.93%         June 29, 1999


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                     Institutional Class

   Management Fees                                           0.17%
   Distribution (12b-1) Fees                                 None

   Other Expenses (1)                                        0.27%
                                                             ----
   Total Annual Fund Operating Expenses (2)                  0.44%
                                                             ====


   ----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


       One Year             Three Years          5 Years            10 Years
         $45                   $141                $246               $553

                            MERRIMAC MUNICIPAL SERIES

>  The Fund's Investment Objective and Main Strategy

   The Merrimac Municipal Series' investment objective is to preserve principal and liquidity while providing current income exempt from Federal income tax. ABN AMRO Asset Management (USA) LLC ("ABN AMRO"), the sub-adviser of the Merrimac Municipal Portfolio, attempts to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. See Appendix A for more information regarding the types of securities in which the Fund invests.

   ABN AMRO structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. ABN AMRO monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

>  Main Risks of Investing in the Fund

   The primary risks of investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could adversely affect the value of the Fund's municipal securities.

   o Prepayment Risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

   o Municipal Securities, which comprise at least 80% of the Fund, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

   o Concentration risk involves the possibility that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

   The Fund may take a temporary defensive position when ABN AMRO determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance


   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Institutional Class

                      2002                 0.96%

   During the period shown in the bar chart, the highest total return for a quarter was 0.27% (quarter ending 6/30/2002) and the lowest total return for a quarter was 0.22% (quarter ending 3/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002

                                                     1 Year    Life of Fund      Inception Date
      Municipal Series - Institutional Class          0.96%        1.32%         April 19, 2001

>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                   Institutional Class

   Management Fees                                        0.17%
   Distribution (12b-1) Fees                              None

   Other Expenses (1)                                     0.30%
                                                          ----
   Total Annual Fund Operating Expenses (2)               0.47%
                                                          ====


   ----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                3 Years              5 Years             10 Years
         $48                   $151                 $263                 $593

                                FUNDS' MANAGEMENT

Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The Adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.


The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

INVESTMENT SUB-ADVISERS. OIM serves as investment sub-adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. OIM manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The business address of OIM is 440 Lincoln Street, Worcester, Massachusetts 01653. OIM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.


M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company.

ABN AMRO serves as investment sub-adviser to the Municipal Portfolio. ABN AMRO manages the Municipal Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of ABN AMRO is 208 South LaSalle Street, 4th Floor, Chicago, IL 60604. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each sub-adviser receives a fee from the Adviser (and not from each Portfolio) for its services.

                             SHAREHOLDER INFORMATION

>  Purchases

   General Information. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.


   Shares of the U.S. Government Series, the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The U.S. Government Series, the Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.


   Investment Minimum. The minimum initial investment for the Institutional Class shares is $10,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. Shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   Third Party Investments. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

   Other Information. Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                               Attn: Name of Fund
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares.

   Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

         -----------------------------------------------------------------
         Cash Series                                 4:00 p.m. (ET)
         -----------------------------------------------------------------

         Prime Series                                4:00 p.m. (ET)

         -----------------------------------------------------------------
         Treasury Series                             2:00 p.m. (ET)
         -----------------------------------------------------------------
         Treasury Plus Series                        4:00 p.m. (ET)
         -----------------------------------------------------------------
         U.S. Government Series                      5:00 p.m. (ET)
         -----------------------------------------------------------------
         Municipal Series                            12:00 p.m. (ET)
         -----------------------------------------------------------------


   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Cash Series, the Primes Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m.


   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

>  Redemptions

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

         -----------------------------------------------------------------
         Cash Series                                 4:00 p.m. (ET)
         -----------------------------------------------------------------

         Prime Series                                4:00 p.m. (ET)

         -----------------------------------------------------------------
         Treasury Series                             2:00 p.m. (ET)
         -----------------------------------------------------------------
         Treasury Plus Series                        4:00 p.m. (ET)
         -----------------------------------------------------------------
         U.S. Government Series                      5:00 p.m. (ET)
         -----------------------------------------------------------------
         Municipal Series                            12:00 p.m. (ET)
         -----------------------------------------------------------------


   Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.


   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption

   Telephone Redemption. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  Valuation of Shares


   Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series, the Prime Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).


>  Dividends and Distributions

   Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds' shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>  Federal Taxes

   Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

   The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income.

   Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  Class Expenses and Shareholder Servicing Plan

   Institutional Class shares are subject to a shareholder servicing fee of up to 0.25% of ANA. The Funds offer Institutional Class shares through certain financial intermediaries, including Investors Bank (Service Organizations), which have entered into shareholder servicing agreements with the Funds. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares.

>  Master/Feeder Structure

   The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>  Privacy Policy

   The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac

   Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

   As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

   We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

   We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

   We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

   On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' Institutional Class financial performance since the Class commenced operations. Certain information reflects financial results for a single Institutional Class Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Institutional Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request. Because the Prime Series had not yet commenced operations as of December 31, 2002, financial highlights for the Prime Series are not presented.


Selected data for an Institutional Class share of beneficial interest outstanding throughout the period is presented below:


                                                                   Annualized Ratios to Average Net Assets/Supplemental Data
                                                                   ---------------------------------------------------------
                      Net Asset              Distributions  Net Asset                                           Net Assets
                        Value        Net       From Net       Value                                Net            End of
Periods Ended         Beginning   Investment  Investment       End         Total       Net      Investment        Period
 December 31,         of Period     Income      Income      of Period    Return (A)  Expenses     Income      (000s omitted)
-------------         ---------     ------      ------      ---------    ----------  --------     ------      --------------
Cash Series (1)
     2002              $  1.000    $  0.016    $ (0.016)     $  1.000       1.62%     0.44%       1.68%         $ 17,062
     2001                 1.000       0.040      (0.040)        1.000       4.05      0.46        3.91%          308,827
     2000                 1.000       0.061      (0.061)        1.000       6.25      0.46        6.07           314,687
     1999                 1.000       0.049      (0.049)        1.000       4.96      0.50        4.85           253,798
     1998                 1.000       0.026      (0.026)        1.000       5.15      0.58(B)     5.03           115,127
Treasury Series (1)
     2002                 1.000       0.013      (0.013)        1.000       1.28      0.45        1.33            14,956
     2001                 1.000       0.035      (0.035)        1.000       3.58      0.45        3.47           366,118
     2000                 1.000       0.054      (0.054)        1.000       5.55      0.50        5.41           324,937
     1999                 1.000       0.042      (0.042)        1.000       4.26      0.53        4.18           153,714
     1998                 1.000       0.022      (0.022)        1.000       4.31      0.67        4.23           114,321
Treasury Plus Series (2)
     2002                 1.000    $  0.012      (0.012)        1.000       1.25      0.46        1.32               390
     2001                 1.000       0.034      (0.034)        1.000       3.49      0.46        3.51           155,203
     2000                 1.000       0.058      (0.058)        1.000       5.87      0.48        5.76           254,419
     1999                 1.000       0.042      (0.042)        1.000       4.54      0.53        4.46           281,613
U.S. Government Series (1)
     2002                 1.000       0.015      (0.015)        1.000       1.60      0.44        1.56                 5
     2001                 1.000       0.038      (0.038)        1.000       3.81      0.46        3.93           135,056
     2000                 1.000       0.058      (0.058)        1.000       5.94      0.50        5.79           185,512
     1999                 1.000       0.025      (0.025)        1.000       4.87      0.58        4.82           130,687
Municipal Series (3)

     2002                 1.000       0.010      (0.010)        1.000       0.96      0.47        0.95                 5
     2001                 1.000       0.013      (0.013)        1.000       1.84      0.53        1.86                 5


----------
(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.
(B) Net expenses before waivers and reimbursements of fees by the Adviser for the Institutional Class for the Cash Series for the year ended December 31, 1998 were 0.59%.
(1)   Commenced Operations June 25, 1998.
(2)   Commenced Operations January 22, 1999.
(3)   Commenced Operations April 19, 2001.

                                   APPENDIX A

The following are descriptions of certain types of securities in which the Portfolios may invest:


Asset-Backed Securities. The Cash Portfolio and the Prime Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

Commercial Paper. The Cash Portfolio and the Prime Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolios may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolios may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

Corporate Debt Obligations. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the Prime Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

Eurodollar and Yankee Dollar Investments. The Cash Portfolio and the Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

Municipal Securities. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.


Repurchase Agreements. Each Portfolio, other than the Treasury Portfolio and the Municipal Portfolio, may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio and the U.S. Government Portfolio must be collateralized by securities issued by the U.S. Government.


Restricted and Illiquid Securities. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

Variable and Floating Rate Instruments. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by OIM, M&I and ABN AMRO, as applicable.

Zero Coupon and Deferred Payment Securities. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolios elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                 MERRIMAC SERIES

                              Merrimac Cash Series
                             Merrimac Premium Series

                            Merrimac Treasury Series
                          Merrimac Treasury Plus Series
                         Merrimac U.S. Government Series
                            Merrimac Municipal Series

For investors who want more information about the Funds, the following documents are available free upon request:

o Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o Annual/Semi-Annual Reports: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds at 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.

                      Distributed by Funds Distributor Inc.

                                     Investment Company Act o File No. 811-08741

                                  Merrimac Logo

May 1, 2003                                                           Prospectus


--------------------------------------------------------------------------------


                                 MERRIMAC SERIES

Merrimac Cash Series

Merrimac Prime Series

Merrimac Treasury Series

Merrimac Treasury Plus Series

Merrimac U.S. Government Series

Merrimac Municipal Series

                                Investment Class

Each fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Investment Class.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Contents                                                                    Page

The Funds

Risk/Return Summaries


Cash Series ...............................................................    1

Prime Series ..............................................................    3

Treasury Series ...........................................................    5

Treasury Plus Series ......................................................    7

U.S. Government Series ....................................................    9

Municipal Series ..........................................................   11

Funds' Management .........................................................   14


Your Investment

Shareholder Information


Purchases .................................................................   15

Redemptions ...............................................................   16

Valuation of Shares .......................................................   17

Dividends and Distributions ...............................................   17

Federal Taxes .............................................................   18

Class Expenses and Distribution and Shareholder Servicing Plans ...........   18

Master/Feeder Structure ...................................................   18

Privacy Policy ............................................................   18

Financial Highlights ......................................................   20

Appendix A - Description Of Securities In Which the Portfolios Can Invest .   21


For More Information

Back Cover

                              RISK/RETURN SUMMARIES

   The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

   Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC CASH SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Cash Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Opus Investment Management, Inc. ("OIM"), formerly Allmerica Asset Management, Inc., the sub-adviser of Merrimac Cash Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund areas follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.


   o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.


   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Investment Class

                   2001                  3.94%
                   2002                  1.52%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.36% (quarter ending 3/31/2001) and the lowest total return for a quarter was 0.32% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002


                                       1 Year   Life of Fund     Inception Date

    Cash Series - Investment Class      1.52%       2.74%      December 28, 2000


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                   Investment Class

   Management Fees                                      0.17%
   Distribution (12b-1) Fees                            0.10%
   Other Expenses (1)                                   0.27%
                                                        ----
   Total Annual Fund Operating Expenses (2)             0.54%
                                                        ====

   ----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year                3 Years              5 Years             10 Years

         $55                   $173                 $302                 $678

                              MERRIMAC PRIME SERIES

>  The Fund's Investment Objective and Main Strategy

   The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. OIM, the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

>  Fees and Expenses

   The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                  Investment Class

   Management Fees                                      0.17%
   Distribution (12b-1) Fees                            0.10%
   Other Expenses (1)                                   0.31%
                                                        ----
   Total Annual Fund Operating Expenses (2)             0.58%

   ----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003.

>  Example

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year                3 Years
         $59                   $186

                            MERRIMAC TREASURY SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. ("M&I"), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds that invest exclusively in such instruments, subject to regulatory limitations. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risk of Investing in the Fund

   The primary risk in investing in the Fund is interest rate risk, which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Investment Class


                    2001                    3.48%
                    2002                    1.18%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.23% (quarter ending 3/31/2001) and the lowest total return for a quarter was 0.25% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002


                                         1 Year  Life of Fund    Inception Date

   Treasury Series - Investment Class     1.18%      2.34%     December 28, 2000


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                  Investment Class

   Management Fees                                      0.17%
   Distribution (12b-1) Fees                            0.10%

   Other Expenses (1)                                   0.29%
                                                        ----
   Total Annual Fund Operating Expenses (2)             0.56%
                                                        ====


----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year                3 Years              5 Years             10 Years

         $57                   $179                 $312                 $701

                          MERRIMAC TREASURY PLUS SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Investment Class


                  2001                     3.39%
                  2002                     1.15%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.25% (quarter ending 3/31/2001) and the lowest total return for a quarter was 0.23% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002


                                                     1 Year    Life of Fund      Inception Date

    Treasury Plus Series - Investment Class           1.15%        2.28%       December 28, 2000


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                   Investment Class

   Management Fees                                      0.17%
   Distribution (12b-1) Fees                            0.10%

   Other Expenses (1)                                   0.30%
                                                        ----
   Total Annual Fund Operating Expenses (2)             0.57%
                                                        ====


   ----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year                3 Years              5 Years             10 Years

         $58                   $183                 $318                 $713

                         MERRIMAC U.S. GOVERNMENT SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac U.S. Government Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. OIM, the sub-adviser of the Merrimac U.S. Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Investment Class


                   2001                  3.71%
                   2002                  1.50%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.31% (quarter ending 3/31/2001) and the lowest total return for a quarter was 0.34% (quarter ending 9/30/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002


                                                         1 Year        Life of Fund        Inception Date

    U.S. Government Series - Investment Class             1.50%           2.62%           December 28, 2000


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                 Investment Class

   Management Fees                                      0.17%
   Distribution (12b-1) Fees                            0.10%


   Other Expenses(1)                                    0.27%
                                                        ----
   Total Annual Fund Operating Expenses(2)              0.54%
                                                        ====


   ----------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


   Example

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year                3 Years              5 Years             10 Years

         $55                   $173                 $302                 $678

                            MERRIMAC MUNICIPAL SERIES

>  The Fund's Investment Objective and Main Strategy

   The Merrimac Municipal Series' investment objective is to preserve principal and liquidity while providing current income exempt from Federal income tax. ABN AMRO Asset Management (USA) LLC ("ABN AMRO"), the sub-adviser of the Merrimac Municipal Portfolio, attempts to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. See Appendix A for more information regarding the types of securities in which the Fund invests.

   ABN AMRO structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. ABN AMRO monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

>  Main Risks of Investing in the Fund

   The primary risks of investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could adversely affect the value of the Fund's municipal securities.

   o Prepayment Risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

   o Municipal Securities, which comprise at least 80% of the Fund, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

   o Concentration risk involves the possibility that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

   The Fund may take a temporary defensive position when ABN AMRO determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance


   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Investment Class

                      2002                0.86%

   During the period shown in the bar chart, the highest total return for a quarter was 0.24% (quarter ending 6/30/2002) and the lowest total return for a quarter was 0.20% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002

                                                     1 Year    Life of Fund      Inception Date
      Municipal Series - Investment Class             0.86%        1.22%         April 19, 2001

>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                  Investment Class

      Management Fees                                   0.17%
      Distribution (12b-1) Fees                         0.10%

      Other Expenses (1)                                0.30%
                                                        ----
      Total Annual Fund Operating Expenses (2)          0.57%
                                                        ====


   ----------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                3 Years              5 Years             10 Years
         $58                   $183                 $318                 $713

                                FUNDS' MANAGEMENT

INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The Adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.


The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

INVESTMENT SUB-ADVISERS. OIM serves as investment sub-adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. OIM manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The business address of OIM is 440 Lincoln Street, Worcester, Massachusetts 01653. OIM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.


M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company.


ABN AMRO serves as investment sub-adviser to the Municipal Portfolio. ABN AMRO manages the Municipal Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of ABN AMRO is 208 South LaSalle Street, 4th Floor, Chicago, IL 60604. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each sub-adviser receives a fee from the Adviser (and not from each Portfolio) for its services.

                             SHAREHOLDER INFORMATION

>  Purchases

   General Information. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.


   Shares of the U.S. Government Series, the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The U.S. Government Series, the Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.


   Investment Minimum. The minimum initial investment for the Investment Class shares is $10,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. Shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   Third Party Investments. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

   Other Information. Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                               Attn: Name of Fund
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares.

   Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

             ------------------------------------------------------
             Cash Series                             4:00 p.m. (ET)
             ------------------------------------------------------

             Prime Series                            4:00 p.m. (ET)

             ------------------------------------------------------
             Treasury Series                         2:00 p.m. (ET)
             ------------------------------------------------------
             Treasury Plus Series                    4:00 p.m. (ET)
             ------------------------------------------------------
             U.S. Government Series                  5:00 p.m. (ET)
             ------------------------------------------------------
             Municipal Series                        12:00 p.m.(ET)
             ------------------------------------------------------


   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).


   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

>  Redemptions

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

         ----------------------------------------------------------
         Cash Series                                 4:00 p.m. (ET)
         ----------------------------------------------------------

         Prime Series                                4:00 p.m. (ET)

         ----------------------------------------------------------
         Treasury Series                             2:00 p.m. (ET)
         ----------------------------------------------------------
         Treasury Plus Series                        4:00 p.m. (ET)
         ----------------------------------------------------------
         U.S. Government Series                      5:00 p.m. (ET)
         ----------------------------------------------------------
         Municipal Series                            12:00 p.m.(ET)
         ----------------------------------------------------------


   Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.


   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   Telephone Redemption. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  Valuation of Shares


   Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series, the Prime Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).


>  Dividends and Distributions

   Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds' shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.



>  Federal Taxes

   Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

   The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income.

   Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  Class Expenses and Distribution and Shareholder Servicing Plans

   Investment Class shares are subject to a Distribution fee of up to 0.25% of ANA and a shareholder servicing fee of up to 0.25% of ANA.

   The Funds offer Investment Class shares through certain financial intermediaries, including Investors Bank ("Service Organizations"), which have entered into shareholder servicing agreements with the Funds. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares. The Board of Trustees has approved a Distribution Plan with respect to the Investment Class shares. Under the Distribution Plan, the Agent is entitled to receive a fee (as set forth above) with respect to the assets contributed to a Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges.

>  Master/Feeder Structure

   The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>  Privacy Policy

   The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

   As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

   We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

   We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

   We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

   On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' Investment Class financial performance since the Class commenced operations. Certain information reflects financial results for a single Investment Class Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Investment Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request. Because the Prime Series had not yet commenced operations as of December 31, 2002, financial highlights for the Prime Series are not presented.


Selected data for an Investment Class share of beneficial interest outstanding throughout the period is presented below:

                                                        Annualized Ratios to Average Net Assets/Supplemental Data
                                                        ---------------------------------------------------------
                      Net Asset              Distribution   Net Asset                                           Net Assets
                        Value        Net       From Net       Value                                Net            End of
Periods Ended         Beginning   Investment  Investment       End         Total       Net      Investment        Period
 December 31,         of Period     Income      Income      of Period    Return (A)  Expenses     Income      (000s omitted)
-------------         ---------     ------      ------      ---------    ----------  --------     ------      --------------

Cash Series (1)

     2002              $  1.000    $  0.015    $ (0.015)     $  1.000       1.52%     0.54%       1.46%         $668,931
     2001                 1.000       0.039      (0.039)     $  1.000       3.94      0.56        3.31           296,553
     2000                 1.000       0.001      (0.001)        1.000       6.24      0.55        6.24                 5

Treasury Series (1)

     2002                 1.000       0.011      (0.011)        1.000       1.18      0.56        1.13           285,311
     2001                 1.000       0.034      (0.034)        1.000       3.48      0.55        2.98           105,253
     2000                 1.000       0.000*     (0.000)*       1.000       5.48      0.56        5.48                 5

T Treasury Plus Series (1)

     2002                 1.000       0.011      (0.011)        1.000       1.15      0.57        0.99           249,830
     2001                 1.000       0.033      (0.033)        1.000       3.39      0.56        2.67            56,834
     2000                 1.000       0.001      (0.001)        1.000       5.72      0.57        5.72                 5

U.S. Government Series (1)

     2002                 1.000       0.014      (0.014)        1.000       1.50      0.54        1.39           414,584
     2001                 1.000       0.037      (0.037)        1.000       3.71      0.56        3.01           332,839
     2000                 1.000       0.001      (0.001)        1.000       5.88      0.59        5.88                 5

Municipal Series (2)

     2002                 1.000       0.009      (0.009)        1.000       0.86      0.57        0.86            96,187
     2001                 1.000       0.012      (0.012)        1.000       1.74      0.63        1.71           124,423


----------
(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.
(1)   Commenced Operations December 28, 2000.
(2)   Commenced Operations April 19, 2001.

*     Rounds to less than 0.001 or (0.001)

                                   APPENDIX A

The following are descriptions of certain types of securities in which the Portfolios may invest:


Asset-Backed Securities. The Cash Portfolio and the Prime Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

Commercial Paper. The Cash Portfolio and the Prime Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolios may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolios may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

Corporate Debt Obligations. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the Prime Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

Eurodollar and Yankee Dollar Investments. The Cash Portfolio and the Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

Municipal Securities. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.


Repurchase Agreements. Each Portfolio, other than the Treasury Portfolio and the Municipal Portfolio, may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio and the U.S. Government Portfolio must be collateralized by securities issued by the U.S. Government.


Restricted and Illiquid Securities. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

Variable and Floating Rate Instruments. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by OIM, M&I and ABN AMRO, as applicable.

Zero Coupon and Deferred Payment Securities. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolios elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                 MERRIMAC SERIES


                              Merrimac Cash Series
                             Merrimac Premium Series

                            Merrimac Treasury Series
                          Merrimac Treasury Plus Series
                         Merrimac U.S. Government Series
                            Merrimac Municipal Series

For investors who want more information about the Funds, the following documents are available free upon request:

o Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o Annual/Semi-Annual Reports: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds at 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.

                      Distributed by Funds Distributor Inc.

                                     Investment Company Act o File No. 811-08741

                                  Merrimac Logo

May 1, 2003                                                           Prospectus
--------------------------------------------------------------------------------

                                 MERRIMAC SERIES

Merrimac Cash Series

Merrimac Prime Series

Merrimac Treasury Series

Merrimac Treasury Plus Series

Merrimac U.S. Government Series

Merrimac Municipal Series

                                  Premium Class

Each fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Premium Class.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Contents                                                                    Page

The Funds

Risk/Return Summaries


Cash Series ...............................................................    3

Prime Series ..............................................................    5

Treasury Series ...........................................................    7

Treasury Plus Series ......................................................    9

U.S. Government Series ....................................................   11

Municipal Series ..........................................................   13

Funds' Management .........................................................   16

Your Investment

Shareholder Information

Purchases .................................................................   17

Redemptions ...............................................................   18

Valuation of Shares .......................................................   19

Dividends and Distributions ...............................................   19

Federal Taxes .............................................................   20

Master/Feeder Structure ...................................................   20

Privacy Policy ............................................................   20

Financial Highlights ......................................................   22

Appendix A - Description Of Securities In Which the Portfolios Can Invest .   23


For More Information

Back Cover

                              RISK/RETURN SUMMARIES

   The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

   Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC CASH SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Cash Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Opus Investment Management, Inc. ("OIM"), formerly Allmerica Asset Management, Inc., the sub-adviser of Merrimac Cash Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.


   o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.


   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.


>  Fund Performance


   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Premium Class


                       1999                   5.22%
                       2000                   6.52%
                       2001                   4.31%
                       2002                   1.88%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.67% (quarter ending 12/31/2000) and the lowest total return for a quarter was 0.41% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002

                                         1 Year   Life of Fund*   Inception Date
   Cash Series* - Premium Class           1.88%       4.57%        June 25, 1998


   *Prior to September 1, 1998, The Bank of New York acted as investment sub-adviser for the Cash Portfolio.

>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                               Premium Class


   Management Fees                                 0.17%
   Distribution (12b-1) Fees                       None
   Other Expenses (1)                              0.02%
                                                   -----
   Total Annual Fund Operating Expenses (2)        0.19%
                                                   =====
   ------------------


   (1)"Other Expenses" include expenses such as legal, accounting and printing services.


   (2)This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year           3 Years        5 Years        10 Years
         $19               $60            $105           $241

                              MERRIMAC PRIME SERIES

>  The Fund's Investment Objective and Main Strategy

   The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. OIM, the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

>  Fees and Expenses

   The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets
                                                Premium Class

    Management Fees                                  0.17%
    Distribution (12b-1) Fees                        None
    Other Expenses (1)                               0.06%
                                                     -----
    Total Annual Fund Operating Expenses (2)         0.23%
   ------------------

   (1) "Other Expenses" include expenses such as legal, accounting and printing services.
   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003.

>  Example

   This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year                3 Years
                       $24                   $75

                            MERRIMAC TREASURY SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. ("M&I"), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds that invest exclusively in such instruments, subject to regulatory limitations. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risk of Investing in the Fund

   The primary risk in investing in the Fund is interest rate risk, which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Premium Class


                       2000                    5.81%
                       2001                    3.84%
                       2002                    1.54%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.52% (quarter ending 12/31/2000) and the lowest total return for a quarter was 0.34% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002

                                        1 Year   Life of Fund    Inception Date
   Treasury Series - Premium Class       1.54%       3.90%     February 19, 1999


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                    Premium Class

   Management Fees                                      0.17%
   Distribution (12b-1) Fees                            None
   Other Expenses (1)                                   0.03%
   Total Annual Fund Operating Expenses (2)             0.20%
   -----------------

   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                3 Years              5 Years             10 Years
         $20                    $63                 $112                 $254

                          MERRIMAC TREASURY PLUS SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.


>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Premium Class


                         2001                  3.75%
                         2002                  1.50%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.33% (quarter ending 3/31/2001) and the lowest total return for a quarter was 0.32% (quarter ending 12/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002
   .............................................................................

                                          1 Year   Life of Fund   Inception Date
   Treasury Plus Series - Premium Class    1.50%       3.56%       May 1, 2000


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                         Premium Class


   Management Fees                                           0.17%
   Distribution (12b-1) Fees                                  None
   Other Expenses (1)                                        0.05%
   Total Annual Fund Operating Expenses (2)                  0.22%
   -----------------


   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                3 Years              5 Years             10 Years
         $23                    $72                 $125                 $281

                         MERRIMAC U.S. GOVERNMENT SERIES

>  The Fund's Investment Objective and Main Strategy


   The Merrimac U.S. Government Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. OIM, the sub-adviser of the Merrimac U.S. Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.



>  Main Risks of Investing in the Fund

   The primary risks in investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Premium Class


                2001                   4.07%
                2002                   1.85%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.40% (quarter ending 3/31/2001) and the lowest total return for a quarter was 0.43% (quarter ending 9/30/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002

                                            1 Year  Life of Fund  Inception Date
   U.S. Government Series - Premium Class    1.85%      3.81%      May 1, 2000


>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                  Premium Class


    Management Fees                                    0.17%
    Distribution (12b-1) Fees                          None
    Other Expenses(1)                                  0.02%
    Total Annual Fund Operating Expenses(2)            0.19%
    ------------------


   (1) "Other Expenses" include expenses such as legal, accounting and printing services.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                3 Years              5 Years             10 Years
         $19                    $60                 $105                 $241

                            MERRIMAC MUNICIPAL SERIES

>  The Fund's Investment Objective and Main Strategy

   The Merrimac Municipal Series' investment objective is to preserve principal and liquidity while providing current income exempt from Federal income tax. ABN AMRO Asset Management (USA) LLC ("ABN AMRO"), the sub-adviser of the Merrimac Municipal Portfolio, attempts to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by states, municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. See Appendix A for more information regarding the types of securities in which the Fund invests.

   ABN AMRO structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. ABN AMRO monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

>  Main Risks of Investing in the Fund

   The primary risks of investing in the Fund are as follows:

   o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could adversely affect the value of the Fund's municipal securities.

   o Prepayment Risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

   o Municipal Securities, which comprise at least 80% of the Fund, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

   o Concentration risk involves the possibility that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

   The Fund may take a temporary defensive position when ABN AMRO determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  The Value of Your Investment in the Fund Could Fluctuate

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  Fund Performance


   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

   Total Return - Premium Class

                      2002                        1.21%

   During the period shown in the bar chart, the highest total return for a quarter was 0.33% (quarter ending 6/30/2002) and the lowest total return for a quarter was 0.28% (quarter ending 3/31/2002).

   Average Annual Total Return
   Periods Ended December 31, 2002
   .............................................................................

                                           1 Year  Life of Fund  Inception Date
   Municipal Series - Premium Class         1.21%      1.58%     April 19, 2001

>  Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   Annual Fund Operating Expenses - Expenses That Are Deducted From Fund Assets

                                                      Premium Class


   Management Fees                                        0.17%
   Distribution (12b-1) Fees                              None
   Other Expenses (1)                                     0.05%
                                                          -----
   Total Annual Fund Operating Expenses (2)               0.22%
                                                          =====
   -----------------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>  Example

   This example is intended to help you compare the cost of investing in the Premium Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                3 Years              5 Years             10 Years
         $23                    $72                 $125                 $281

                                FUNDS' MANAGEMENT

   INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

   The Adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.


   The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

   INVESTMENT SUB-ADVISERS. OIM serves as investment sub-adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. OIM manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The business address of OIM is 440 Lincoln Street, Worcester, Massachusetts 01653. OIM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.

   M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company.

   ABN AMRO serves as investment sub-adviser to the Municipal Portfolio. ABN AMRO manages the Municipal Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of ABN AMRO is 208 South LaSalle Street, 4th Floor, Chicago, IL 60604. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

   Each sub-adviser receives a fee from the Adviser (and not from each Portfolio) for its services.

                             SHAREHOLDER INFORMATION

>  Purchases

   General Information. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.


   Shares of the U.S. Government Series, the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The U.S. Government Series, the Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.


   Investment Minimum. The minimum initial investment for Premium Class shares of the Funds is $10 million. Each Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   Third Party Investments. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

   Other Information. Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                               Attn: Name of Fund
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares.

   Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.


                  ----------------------------------------------
                  Cash Series                     4:00 p.m. (ET)
                  ----------------------------------------------
                  Prime Series                    4:00 p.m. (ET)
                  ----------------------------------------------
                  Treasury Series                 2:00 p.m. (ET)
                  ----------------------------------------------
                  Treasury Plus Series            4:00 p.m. (ET)
                  ----------------------------------------------
                  U.S. Government Series          5:00 p.m. (ET)
                  ----------------------------------------------
                  Municipal Series                12:00p.m. (ET)
                  ----------------------------------------------

   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).


   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

>  Redemptions

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.


                   -----------------------------------------------
                   Cash Series                     4:00 p.m. (ET)
                   -----------------------------------------------
                   Prime Series                    4:00 p.m. (ET)
                   -----------------------------------------------
                   Treasury Series                 2:00 p.m. (ET)
                   -----------------------------------------------
                   Treasury Plus Series            4:00 p.m. (ET)
                   -----------------------------------------------
                   U.S. Government Series          5:00 p.m. (ET)
                   -----------------------------------------------
                   Municipal Series                12:00 p.m. (ET)
                   -----------------------------------------------

   Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.


   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   Telephone Redemption. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  Valuation of Shares


   Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series, the Prime Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).


>  Dividends and Distributions

   Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds' shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.


>  Federal Taxes


   Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

   The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income.

   Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  Master/Feeder Structure

   The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>  Privacy Policy

   The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

   As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

   We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

   We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

   We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.


   On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                              FINANCIAL HIGHLIGHTS


   The financial highlights table is intended to help you understand the Funds' Premium Class financial performance since the Funds commenced operations. Certain information reflects financial results for a single Premium Class Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Premium Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request. Because the Prime Series had not yet commenced operations as of December 31, 2002, financial highlights for the Prime Series are not presented.


   Selected data for a Premium Class share of beneficial interest outstanding throughout the period is presented below:


                                                                  Annualized Ratios to Average Net Assets/Supplemental Data
                                                                --------------------------------------------------------------
                        Net Asset               Distributions   Net Asset                                         Net Assets
                         Value         Net        from Net        Value                               Net           End of
   Periods Ended       Beginning   Investment    Investment        End        Total       Net      Investment       Period
    December 31,       of Period     Income        Income       of Period   Return(A)   Expenses     Income     (000s omitted)
   -------------       ---------   ----------   -------------   ---------   ---------   --------   ----------   --------------
 Cash Series (1)

        2002            $ 1.000     $ 0.019       $ (0.019)      $ 1.000      1.88%      0.19%        1.86%       $ 3,531,473
        2001              1.000       0.042         (0.042)        1.000      4.31       0.21         3.55          3,206,216
        2000              1.000       0.063         (0.063)        1.000      6.52       0.21         6.32            161,062
        1999              1.000       0.051         (0.051)        1.000      5.22       0.25         5.10              7,232
        1998              1.000       0.028         (0.028)        1.000      5.41       0.33(B)      5.28                100

Treasury Series (2)

        2002              1.000       0.016         (0.016)        1.000      1.54       0.20         1.55             61,403
        2001              1.000       0.038         (0.038)        1.000      3.84       0.20         3.40            113,892
        2000              1.000       0.057         (0.057)        1.000      5.81       0.25         5.66             50,804
        1999              1.000       0.039         (0.039)        1.000      4.54       0.28         4.46             24,816

Treasury Plus Series (3)

        2002              1.000       0.015         (0.015)        1.000      1.50       0.22         1.43             87,070
        2001              1.000       0.037         (0.037)        1.000      3.75       0.21         3.53             23,059
        2000              1.000       0.042         (0.042)        1.000      6.45       0.23         6.27             24,764

U.S. Government Series (3)

        2002              1.000       0.018         (0.018)        1.000      1.85       0.19         1.71             35,786
        2001              1.000       0.040         (0.040)        1.000      4.07       0.21         2.68             11,385
        2000              1.000       0.042         (0.042)        1.000      6.42       0.25         6.24                 80

Municipal Series (4)

        2002              1.000       0.012         (0.012)        1.000      1.21       0.22         1.21                  5
        2001              1.000       0.015         (0.015)        1.000      2.09       0.28         2.08                  5

--------------------------------------------------------------------------------


(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.
(B) Net expenses before waivers and reimbursements of fees by the Adviser for the Premium Class of the Cash Series for the year ended December 31, 1998 were 0.34%.
(1) Commenced Operations June 25, 1998.
(2) Commenced Operations February 19, 1999.
(3) Commenced Operations May 1, 2000.
(4) Commenced Operations April 19, 2001.

                                   APPENDIX A

The following are descriptions of certain types of securities in which the Portfolios may invest:


Asset-Backed Securities. The Cash Portfolio and the Prime Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

Commercial Paper. The Cash Portfolio and the Prime Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolios may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolios may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

Corporate Debt Obligations. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the Prime Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

Eurodollar and Yankee Dollar Investments. The Cash Portfolio and the Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

Municipal Securities. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.


Repurchase Agreements. Each Portfolio, other than the Treasury Portfolio and the Municipal Portfolio, may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio and the U.S. Government Portfolio must be collateralized by securities issued by the U.S. Government.


Restricted and Illiquid Securities. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

Variable and Floating Rate Instruments. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by OIM, M&I and ABN AMRO, as applicable.

Zero Coupon and Deferred Payment Securities. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolios elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                 MERRIMAC SERIES
                              Merrimac Cash Series
                              Merrimac Prime Series
                            Merrimac Treasury Series
                          Merrimac Treasury Plus Series
                         Merrimac U.S. Government Series
                            Merrimac Municipal Series


For investors who want more information about the Funds, the following documents are available free upon request:

o Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o Annual/Semi-Annual Reports: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds at 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at HTTP://WWW.SEC.GOV.

Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.


                      Distributed by Funds Distributor Inc.


                                     Investment Company Act o File No. 811-08741

                                  Merrimac Logo

May 1, 2003                                                           Prospectus


--------------------------------------------------------------------------------


                                 MERRIMAC SERIES

Merrimac Cash Series

Merrimac Prime Series

Merrimac Treasury Series

Merrimac Treasury Plus Series

Merrimac U.S. Government Series

Merrimac Municipal Series

                                  Reserve Class

Each fund offers five classes of shares: Premium Class, Reserve Class, Institutional Class, Adviser Class and Investment Class. This Prospectus covers only the Reserve Class.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Contents                                                                    Page


The Funds

Risk/Return Summaries

Cash Series ................................................................   2

Prime Series ...............................................................   5

Treasury Series ............................................................   7

Treasury Plus Series .......................................................   9

U.S Government Series ......................................................  11

Municipal Series ...........................................................  13

Funds' Management ..........................................................  16

Your Investment

Shareholder Information

Purchases ..................................................................  17

Redemptions ................................................................  18

Valuation of Shares ........................................................  19

Dividends and Distributions ................................................  19

Federal Taxes ..............................................................  20

Class Expenses and Distribution Plan .......................................  20

Master/Feeder Structure ....................................................  20

Privacy Policy .............................................................  20

Financial Highlights .......................................................  22

Appendix A - Description Of Securities In Which the Portfolios Can Invest ..  23


For More Information

Back Cover

                              RISK/RETURN SUMMARIES

      The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

      Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC CASH SERIES

>     The Fund's Investment Objective and Main Strategy


      The Merrimac Cash Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Opus Investment Management, Inc. ("OIM" "), formerly Allmerica Asset Management, Inc., the sub-adviser of Merrimac Cash Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.


>     Main Risks of Investing in the Fund

      The primary risks in investing in the Fund are as follows:

o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.


o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.


      In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

      Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>     The Value of Your Investment in the Fund Could Fluctuate

      The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.


>     Fund Performance

      The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


      Total Return - Reserve Class

            2002           1.77%

      During the period shown in the bar chart, the highest total return for a quarter was 0.49% (quarter ending 3/31/2002) and the lowest total return for a quarter was 0.38% (quarter ending 12/31/2002).

      Average Annual Total Return
      Periods Ended December 31, 2002


                                     1 Year    Life of Fund     Inception Date

      Cash Series - Reserve Class     1.77%        1.79%       December 18, 2001



>     Fees and Expenses

      These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

      Annual Fund Operating Expenses - Expenses That Are Deducted From Fund
      Assets

                                                          Reserve Class


      Management Fees                                         0.17%
      Distribution (12b-1) Fees                               0.10%
      Other Expenses (1)                                      0.02%
                                                              -----
      Total Annual Fund Operating Expenses (2)                0.29%
                                                              =====


      ------------------


      (1) "Other Expenses" include expenses such as legal, accounting and printing services.
      (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>     Example

      This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 Year               3 Years         5 Years      10 Years
        $30                  $94             $164         $369

                              MERRIMAC PRIME SERIES

>     The Fund's Investment Objective and Main Strategy

      The Merrimac Prime Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. OIM, the sub-adviser of Merrimac Prime Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>     Main Risks of Investing in the Fund

      The primary risks in investing in the Fund are as follows:

      o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

      o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

      o Company risk involves the possibility that fixed income investments in a company may fluctuate based on the firm's actual and anticipated earnings, changes in management, product offerings and overall financial strength and the potential for takeovers and acquisitions.

      In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

      Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>     The Value of Your Investment in the Fund Could Fluctuate

      The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>     Fund Performance

      Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-637-7622. Past performance does not necessarily indicate what will happen in the future.

>     Fees and Expenses

      The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

      Annual Fund Operating Expenses - Expenses That Are Deducted From Fund
      Assets

                                                         Reserve Class

      Management Fees                                         0.17%
      Distribution (12b-1) Fees                               0.10%
      Other Expenses (1)                                      0.06%
                                                              -----
      Total Annual Fund Operating Expenses (2)                0.33%

      ------------------

      (1) "Other Expenses" include expenses such as legal, accounting and printing services.
      (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2003.

>     Example

      This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 Year               3 Years
        $34                 $106

                            MERRIMAC TREASURY SERIES

>     The Fund's Investment Objective and Main Strategy


      The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. ("M&I"), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. The Portfolio will invest exclusively in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and other mutual funds that invest exclusively in such instruments, subject to regulatory limitations. See Appendix A for more information regarding the types of securities in which the Fund invests.


>     Main Risk of Investing in the Fund

      The primary risk in investing in the Fund is interest rate risk, which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

      In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

      Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>     The Value of Your Investment in the Fund Could Fluctuate

      The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>     Fund Performance

      The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


      Total Return - Reserve Class


            2002           1.43%

      During the period shown in the bar chart, the highest total return for a quarter was 0.39% (quarter ending 3/31/2002) and the lowest total return for a quarter was 0.31% (quarter ending 12/31/2002).

      Average Annual Total Return
      Periods Ended December 31, 2002


                                         1 Year  Life of Fund    Inception Date

      Treasury Series  - Reserve Class    1.43%      1.45%     December 18, 2001


>     Fees and Expenses

      These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

      Annual Fund Operating Expenses - Expenses That Are Deducted From Fund
      Assets

                                                        Reserve Class

      Management Fees                                       0.17%
      Distribution (12b-1) Fees                             0.10%
      Other Expenses (1)                                    0.03%
                                                            -----
      Total Annual Fund Operating Expenses (2)              0.30%
                                                            =====
      -----------------


      (1) "Other Expenses" include expenses such as legal, accounting and printing services.
      (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>     Example

      This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 Year            3 Years          5 Years       10 Years
        $31               $97             $169           $380

                          MERRIMAC TREASURY PLUS SERIES

>     The Fund's Investment Objective and Main Strategy


      The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 60 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. The Portfolio may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.


>     Main Risks of Investing in the Fund

      The primary risks in investing in the Fund are as follows:

      o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

      o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

      In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

      Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>     The Value of Your Investment in the Fund Could Fluctuate

      The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>     Fund Performance

      The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


      Total Return - Reserve Class


            2002           1.40%


      During the period shown in the bar chart, the highest total return for a quarter was 0.37% (quarters ending 3/31/2002, 6/30/2002 and 9/30/2002) and the lowest total return for a quarter was 0.29% (quarter ending
      12/31/2002).

      Average Annual Total Return
      Periods Ended December 31, 2002

                                                     1 Year    Life of Fund      Inception Date
      Treasury Plus Series - Reserve Class            1.40%        1.41%        December 18, 2001



>     Fees and Expenses

      These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

      Annual Fund Operating Expenses - Expenses That Are Deducted From Fund
      Assets


                                                      Reserve Class

      Management Fees                                     0.17%
      Distribution (12b-1) Fees                           0.10%
      Other Expenses (1)                                  0.05%
                                                          -----
      Total Annual Fund Operating Expenses (2)            0.32%
                                                          =====

      -----------------

      (1) "Other Expenses" include expenses such as legal, accounting and printing services.

      (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>     Example

      This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 Year             3 Years           5 Years         10 Years
        $33               $103               $180            $405

                         MERRIMAC U.S. GOVERNMENT SERIES

>     The Fund's Investment Objective and Main Strategy


      The Merrimac U.S. Government Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. OIM, the sub-adviser of the Merrimac U.S. Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.


>     Main Risks of Investing in the Fund

      The primary risks in investing in the Fund are as follows:

      o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

      o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

      In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

      Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>     The Value of Your Investment in the Fund Could Fluctuate

      The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>     Fund Performance

      The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.


      Total Return - Reserve Class


            2002           1.75%

      During the period shown in the bar chart, the highest total return for a quarter was 0.47% (quarter ending 3/31/2002) and the lowest total return for a quarter was 0.41% (quarter ending 9/30/2002).

      Average Annual Total Return
      Periods Ended December 31, 2002

                                                        1 Year    Life of Fund      Inception Date
      U.S. Government Series - Reserve Class             1.75%        1.76%       December 18, 2001


>     Fees and Expenses

      These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

      Annual Fund Operating Expenses - Expenses That Are Deducted From Fund
      Assets


                                                      Reserve Class

      Management Fees                                     0.17%
      Distribution (12b-1) Fees                           0.10%
      Other Expenses(1)                                   0.02%
                                                          -----
      Total Annual Fund Operating Expenses(2)             0.29%

      ----------
      (1) "Other Expenses" include expenses such as legal, accounting and printing services.
      (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>     Example

      This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                3 Years              5 Years             10 Years
         $30                    $94                 $164                 $369

                            MERRIMAC MUNICIPAL SERIES

>     The Fund's Investment Objective and Main Strategy

      The Merrimac Municipal Series' investment objective is to preserve principal and liquidity while providing current income exempt from Federal income tax. ABN AMRO Asset Management (USA) LLC ("ABN AMRO"), the sub-adviser of the Merrimac Municipal Portfolio, attempts to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by states, municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. See Appendix A for more information regarding the types of securities in which the Fund invests.

      ABN AMRO structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. ABN AMRO monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

>     Main Risks of Investing in the Fund

      The primary risks of investing in the Fund are as follows:

      o Interest rate risk involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

      o Credit risk involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could adversely affect the value of the Fund's municipal securities.

      o Prepayment Risk involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

      o Municipal Securities, which comprise at least 80% of the Fund, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

      o Concentration risk involves the possibility that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

      The Fund may take a temporary defensive position when ABN AMRO determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

      In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

      Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>     The Value of Your Investment in the Fund Could Fluctuate

      The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>     Fund Performance


      The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-637-7622.

      Total Return - Reserve Class


            2002           1.11%

      During the period shown in the bar chart, the highest total return for a quarter was 0.30% (quarter ending 6/30/2002) and the lowest total return for a quarter was 0.25% (quarter ending 3/31/2002).

      Average Annual Total Return
      Periods Ended December 31, 2002

                                         1 Year  Life of Fund    Inception Date
      Municipal Series - Reserve Class    1.11%      1.12%     December 18, 2001



>     Fees and Expenses

      These tables describe the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

      Annual Fund Operating Expenses - Expenses That Are Deducted From Fund
      Assets


                                                       Reserve Class

      Management Fees                                      0.17%
      Distribution (12b-1) Fees                            0.10%
      Other Expenses (1)                                   0.05%
                                                           -----
      Total Annual Fund Operating Expenses (2)             0.32%
                                                           =====
      -----------------
      (1) "Other Expenses" include expenses such as legal, accounting and printing services.
      (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2002.


>     Example

      This example is intended to help you compare the cost of investing in the Reserve Class of the Fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the Reserve Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 Year                3 Years              5 Years             10 Years
         $33                   $103                 $180                 $405

                                FUNDS' MANAGEMENT

      Investment Adviser. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for providing their services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

      The Adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.


      The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

      Investment Sub-advisers. OIM serves as investment sub-adviser to the Cash Portfolio, the Prime Portfolio and to the U.S. Government Portfolio. OIM manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and the Adviser. The business address of OIM is 440 Lincoln Street, Worcester, Massachusetts 01653. OIM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.

      M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Portfolios, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company.


      ABN AMRO serves as investment sub-adviser to the Municipal Portfolio. ABN AMRO manages the Municipal Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and the Adviser. The business address of ABN AMRO is 208 South LaSalle Street, 4th Floor, Chicago, IL 60604. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

      Each sub-adviser receives a fee from the Adviser (and not from each Portfolio) for its services.

PAGE>

                             SHAREHOLDER INFORMATION

>     Purchases

      General Information. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank & Trust Company ("Investors Bank"), the Funds' Custodian. See the Account Application or call 1-888-637-7622 for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-637-7622.


      Shares of the U.S. Government Series, the Treasury Series and the Treasury Plus Series are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), 107(15) of the Federal Credit Union Act, Parts 703 and 704.5(f) of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The U.S. Government Series, the Treasury Series and the Treasury Plus Series intend to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the funds qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.


      Investment Minimum. The minimum initial investment for Reserve Class shares is $1,000,000. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. When a shareholder's account balance falls below the minimum initial investment due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

      Third Party Investments. Investments made through a third party (rather than directly with the Funds) such as a financial intermediary may be subject to policies and fees which are different from those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. A purchaser should consult a representative of the financial intermediary if in doubt.

      Other Information. Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

      Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                               Attn: Name of Fund
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

      A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open and any other day on which the Fund elects to accept offers for the purchase and redemption of shares. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                ------------------------------------------------
                Cash Series                    4:00 p.m. (ET)
                ------------------------------------------------

                Prime Series                   4:00 p.m. (ET)

                ------------------------------------------------
                Treasury Series                2:00 p.m. (ET)
                ------------------------------------------------
                Treasury Plus Series           4:00 p.m. (ET)
                ------------------------------------------------
                U.S. Government Series         5:00 p.m. (ET)
                ------------------------------------------------
                Municipal Series               12:00 p.m (ET)
                ------------------------------------------------


      Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).


      On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

      Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

>     Redemptions

      Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

      Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

                 ------------------------------------------------
                 Cash Series                    4:00 p.m. (ET)
                 ------------------------------------------------

                 Prime Series                   4:00 p.m. (ET)

                 ------------------------------------------------
                 Treasury Series                2:00 p.m. (ET)
                 ------------------------------------------------
                 Treasury Plus Series           4:00 p.m. (ET)
                 ------------------------------------------------
                 U.S. Government Series         5:00 p.m. (ET)
                 ------------------------------------------------
                 Municipal Series               12:00p.m.(ET)
                 ------------------------------------------------


      Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments on redemptions for more than seven days, when the NYSE is closed or when trading is restricted for any reason, under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. The Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.


      On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

      A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

      Redemption By Wire. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

      A Shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions that participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

      Redemption By Mail. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank & Trust Company, ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

      Telephone Redemption. A shareholder may request redemption by calling Investors Bank at 1-888-637-7622. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Shareholders will automatically be given the telephone redemption option unless that option has been declined on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

      No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>     Valuation of Shares


      Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series, the Prime Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).


>     Dividends and Distributions

      Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds' shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund.

      Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>     Federal Taxes

      Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

      The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income.

      Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

      Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>     Class Expenses and Distribution Plan

      Reserve Class shares are subject to a 12b-1 (Distribution) fee of up to 0.10% of ANA.

      The Board of Trustees has approved a Distribution Plan with respect to the Reserve Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above) which the Distributor may in turn remit to and allocate among selected dealers and others (each, an "Agent") as compensation attributable to the assets contributed to a Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges.

>     Master/Feeder Structure

      The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

      Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

>     Privacy Policy

      The trustees of the Merrimac Series respect the privacy of nonpublic personal information that we collect from our investors. Set forth is the policy of the Merrimac Series concerning the collection and disclosure of nonpublic personal information regarding investors and prospective investors in each series of the Merrimac Series (the "Funds"). The words "we" and "us" refer to Funds and the words "you" and "your" refer to investors, former investors and prospective investors in the Funds who are covered by this policy.

      As we work together to achieve your investment goals, you will often share with us personal and financial information, such as your address, social security number and bank account information. We may also receive this information from firms that assist us in administering your account and processing transactions on your behalf. We collect this information in order to properly handle your account and to provide you with the services you expect to receive.

      We restrict access to our investors' nonpublic personal information to those employees, affiliates and third parties who have a need to know that information to provide you with the services that you request. To protect the security and confidentiality of your personal and financial information we maintain physical, electronic, and/or procedural safeguards that meet or exceed the standards of applicable laws and regulations.

      We may use your nonpublic personal and financial information and share it with our affiliates in order to provide you with transfer agency, custodial and other related services, to improve our services, to make our procedures more efficient, and to implement security measures.

      We will not sell your personal and financial information to any outside party. We use custodians, transfer agents (each of whom are our affiliates), and other third party service providers to process initial investments, additional investments, redemptions, and other transactions that you request. We may disclose any of the personal and financial information that we collect about you with these other entities. We obtain from these businesses confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

      On occasion, we, our affiliates and our third party service providers may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal and state laws give parties to lawsuits and other legal proceedings the right under certain circumstances to obtain information from us, including your personal and financial information. We will comply with these laws, to the extent we are required to do so. In addition, we may make other disclosures to non-affiliated third parties as permitted by law.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' Reserve Class financial performance since the Funds commenced operations. Certain information reflects financial results for a single Reserve Class Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Reserve Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request. Because the Prime Series had not yet commenced operations as of December 31, 2002, financial highlights for the Prime Series are not presented.


Selected data for a Reserve Class share of beneficial interest outstanding throughout the period is presented below:


                                                                                           Annualized Ratios to Average
                                                                                           Net Assets/Supplemental Data
                                                                                 ---------------------------------------------------
                         Net Asset                Distributions   Net Asset                                             Net Assets
                           Value          Net        From Net       Value                                     Net         End of
                         Beginning    Investment    Investment       End           Total        Net       Investment      Period
                         of Period      Income        Income      of Period      Return (A)   Expenses      Income    (000s omitted)
                         ---------      ------        ------      ---------      ----------   --------      ------    --------------
Cash Series

     2002                 $ 1.000      $ 0.018       $(0.018)      $ 1.000          1.77%       0.29%        1.76%        $     5
     2001(B)                1.000        0.001        (0.001)        1.000          2.16        0.31         2.16               5

Treasury Series

     2002                   1.000        0.014        (0.014)        1.000          1.43        0.30         1.43               5
     2001(B)                1.000        0.001        (0.001)        1.000          1.95        0.30         1.95               5

Treasury Plus Series

     2002                   1.000        0.014        (0.014)        1.000          1.40        0.32         1.39               5
     2001(B)                1.000        0.001        (0.001)        1.000          1.53        0.31         1.53               5

U.S. Government Series

     2002                   1.000        0.017        (0.017)        1.000          1.75        0.29         1.65               5
     2001(B)                1.000        0.001        (0.001)        1.000          2.07        0.31         2.07               5

Municipal Series

     2002                   1.000        0.011        (0.011)        1.000          1.11        0.32         1.10               5
     2001(B)                1.000        0.001        (0.001)        1.000          1.29        0.38         1.29               5


--------------------------------------------------------------------------------
(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.
(B)   For the period from inception, December 18, 2001, through December 31,
      2001.

                                   APPENDIX A

The following are descriptions of certain types of securities in which the Portfolios may invest:


Asset-Backed Securities. The Cash Portfolio and the Prime Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

Commercial Paper. The Cash Portfolio and the Prime Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolios may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolios may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

Corporate Debt Obligations. Subject to their respective credit quality and maturity limitations, the Cash Portfolio and the Prime Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

Eurodollar and Yankee Dollar Investments. The Cash Portfolio and the Prime Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

Municipal Securities. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds.


Repurchase Agreements. Each Portfolio, other than the Treasury Portfolio and the Municipal Portfolio, may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio and the U.S. Government Portfolio must be collateralized by securities issued by the U.S. Government.


Restricted and Illiquid Securities. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

Variable and Floating Rate Instruments. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by OIM, M&I and ABN AMRO, as applicable.

Zero Coupon and Deferred Payment Securities. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolios elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                 MERRIMAC SERIES
                              Merrimac Cash Series

                              Merrimac Prime Series

                            Merrimac Treasury Series
                          Merrimac Treasury Plus Series
                         Merrimac U.S. Government Series
                            Merrimac Municipal Series

For investors who want more information about the Funds, the following documents are available free upon request:

o Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o Annual/Semi-Annual Reports: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds at 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Funds (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.


                      Distributed by Funds Distributor Inc.


                                     Investment Company Act o File No. 811-08741

                                 MERRIMAC SERIES

                              Merrimac Cash Series

                              Merrimac Prime Series

                            Merrimac Treasury Series
                          Merrimac Treasury Plus Series
                         Merrimac U.S. Government Series
                            Merrimac Municipal Series

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

This Statement of Additional Information (the "SAI") is not a Prospectus, but it relates to the Prospectus of Merrimac Series dated May 1, 2003. Financial Statements are incorporated by reference into this SAI from the Funds' most recent Annual Report. You can get a free copy of the Prospectus for the Merrimac Series or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting the Funds at 1-888-637-7622 or the Funds' internet website at www.merrimacmutualfunds.com.


Information about the Funds' (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Funds may be obtained on the Commission's Internet site at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                            Page

Fund History                                                                   2
Description of the Funds, Their Investments and Risks                          2
  Classification                                                               2
  Investment Strategies and Risks                                              3
  Fund Policies                                                                7
Management of the Trusts                                                       9
Control Persons                                                               12
Investment Advisory and Other Services                                        16
  Investment Advisers and Sub-Advisers                                        16
  Distributor                                                                 18
  Distribution and Shareholder Servicing Plans                                18
  Administrator, Transfer Agent, Custodian and Fund Accountant                19
Brokerage Allocation and Other Practices                                      20
  Capital Stock                                                               20
  Purchase, Redemption and Valuation of Shares                                22
   Purchase and Redemption of Shares                                          22
   Valuation of Shares                                                        23
 Taxation of the Trust                                                        23
 Calculation of Performance Data                                              26
 Independent Auditors                                                         29

Counsel                                                                       29

Financial Statements                                                          29

Appendix                                                                      30

                                  FUND HISTORY


This SAI provides information regarding the Merrimac Series (the "Trust") and six of its funds: Merrimac Cash Series ("Cash Series"), Merrimac Prime Series ("Prime Series"), Merrimac Treasury Series ("Treasury Series"), Merrimac Treasury Plus Series ("Treasury Plus Series"), Merrimac U.S. Government Series ("U.S. Government Series") and Merrimac Municipal Series ("Municipal Series") (each, a "Fund" and collectively, the "Funds").


The Trust is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").


The Merrimac Cash Portfolio ("Cash Portfolio"), the Merrimac Prime Portfolio ("Prime Portfolio"), the Merrimac Treasury Portfolio ("Treasury Portfolio"), the Merrimac Treasury Plus Portfolio ("Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio ("U.S. Government Portfolio") and the Merrimac Municipal Portfolio ("Municipal Portfolio") are each a series or sub-trust of the Merrimac Master Portfolio (the "Portfolio Trust"), a common law trust organized under New York law on October 30, 1996, registered as an open-end management investment company under the 1940 Act.

The Cash Portfolio, Prime Portfolio, Treasury Portfolio, Treasury Plus Portfolio, U.S. Government Portfolio and Municipal Portfolio are collectively referred to as (the "Portfolios").

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Trust's current Prospectus dated May 1, 2003 (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by calling 1-888-637-7622. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.


              DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

Classification

Each Fund is a diversified open-end, management investment company and a separate series of the Trust.

Master/Feeder Structure. Each Portfolio has the same investment objective and restrictions as its corresponding Fund. Because the feeder funds invest all of their investable assets in their corresponding Portfolios, the description of each Fund's investment policies, techniques, specific investments and related risks that follows also applies to the corresponding Portfolio. All six Funds are sometimes referred to in this SAI as feeder funds.

The following are the feeder funds of the Trust and the corresponding master portfolios of the Portfolio Trust into which each invests.

     ---------------------------------------------------------------------
     Feeder Fund                                 Master Portfolio
     ---------------------------------------------------------------------
     Cash Series                                 Cash Portfolio
     ---------------------------------------------------------------------

     Prime Series                                Prime Portfolio

     ---------------------------------------------------------------------
     Treasury Series                             Treasury Portfolio
     ---------------------------------------------------------------------
     Treasury Plus Series                        Treasury Plus Portfolio
     ---------------------------------------------------------------------
     U.S. Government Series                      U.S. Government Portfolio
     ---------------------------------------------------------------------
     Municipal Series                            Municipal Portfolio
     ---------------------------------------------------------------------

In addition to these feeder funds, other feeder funds may invest in these Portfolios, and information about the other feeder funds is available by calling 1-888-637-7622. The other feeder funds invest in the Portfolios on the same terms as the Funds and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Funds, which may produce different investment results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

Investment Strategies and Risks


The money market instruments in which the Cash Portfolio and Prime Portfolio invest include short-term U.S. Government securities (defined below), commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements. The Treasury Portfolio invests exclusively in direct obligations of the U.S. Treasury and other mutual funds that invest exclusively in such instruments subject to regulatory limitations and the Treasury Plus Portfolio invests substantially all of its assets in direct obligations of the U.S. Treasury and repurchase agreements collateralized by these instruments and in U.S. Government Securities (defined below). The U.S. Government Portfolio invests substantially all of its assets in short-term U.S. Government Securities and repurchase agreements collateralized by these instruments. The Municipal Portfolio invests in high quality money market instruments issued by municipalities and other issuers. The Municipal Portfolio may take a temporary defensive position when its Sub-adviser determines that market conditions warrant. During these times the Fund may not be pursuing its investment goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.


Maturity and Duration. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.


Each of the Portfolios has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, each Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits each Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Prime Portfolio, Treasury Portfolio and Treasury Plus Portfolio will maintain a dollar-weighted average portfolio maturity of 60 days or less.

Bankers' Acceptances. The Cash Portfolio and Prime Portfolio may invest in bankers' acceptances, which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. The Cash Portfolio and Prime Portfolio also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

Extendible Commercial Notes ("ECNs"). The Cash Portfolio and Prime Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizeable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

Funding Agreements. The Cash Portfolio and Prime Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.


Investment Companies. The Portfolios may invest in the securities of other investment companies to the extent allowed by law. Under the 1940 Act, each Portfolio's investment in investment companies is limited to, subject to certain exception, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets of investment companies in the aggregate.

ABN AMRO Asset Management (USA) LLC ("ABN AMRO") is sub-adviser to the Municipal Portfolio. ABN AMRO through its affiliates has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the funds which it manages, including the Municipal Portfolio, to invest in shares of money market funds affiliated with ABN AMRO. Pursuant to this order, the Municipal Portfolio is permitted to invest in shares of money market funds affiliated with ABN AMRO for cash management purposes, provided that the ABN AMRO and any of its affiliates waive management fees and other expense with respect to fund assets invested therein.


Loan Participations. The Cash Portfolio and Prime Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations each Portfolio may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, a Portfolio may be subject to delays, expenses and risks that are greater than if the Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, a Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Portfolio are generally regarded as illiquid.

Municipal Securities. The Municipal Portfolio may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal securities include both municipal notes and municipal bonds.

Municipal notes include general obligation notes, project notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes and tax-exempt commercial paper. Municipal notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. Project notes, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs). Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications: general obligation bonds, revenue bonds and private activity bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


Repurchase Agreements. Each Portfolio except the Treasury Portfolio and the Municipal Portfolio may invest in repurchase agreements. A repurchase agreement is an agreement under which a Portfolio acquires money market instruments (generally U.S. Government Securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Portfolio Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Portfolio. See "Investment Advisory Services" for information regarding the investment adviser and sub-adviser.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, a Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Portfolio are collateral for a loan by a Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

Reverse Repurchase Agreements. The Cash Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, each Portfolio would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. Each Portfolio will enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to provide cash to satisfy redemption requests. At the time each Portfolio enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with each Portfolio's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by each Portfolio have increased in value. Reverse repurchase agreements are considered by the SEC to be borrowings by the Portfolio under the 1940 Act.

Securities Lending. Each Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

Short-Term Trading. Although each Portfolio usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, they may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. Each Portfolio also may sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, a Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, each Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.


Time Deposits. The Cash Portfolio and Prime Portfolio may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

U.S. Government Securities. Each Portfolio may invest in U.S. Government Securities. U.S. Government Securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association ("FNMA").

"When-Issued" and "Delayed Delivery" Securities. Each Portfolio may invest in securities purchased on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a Portfolio enters into the commitment, but interest will not accrue to a Portfolio until delivery of and payment for the securities. Although each such Portfolio will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, each such Portfolio may sell the securities before the settlement date if deemed advisable by their investment adviser or sub-adviser. The Portfolios may, with respect to up to 25% of their total assets, enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

Unless the Portfolios have entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "forward commitment" basis, cash or liquid obligations with a market value equal to the amount of a Portfolio's commitment will be segregated with a Portfolio's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of a Portfolio's commitment.

Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by a Portfolio. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.

Fund Policies

The Funds and the Portfolios have adopted the following fundamental policies. Each of the Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of a Fund or a Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of a Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of a Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund or Portfolio.

As a matter of fundamental policy, each Portfolio (Fund) may not:


      (1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Securities or (for the Cash Portfolio (Series), the Prime Portfolio (Series), the

      Treasury Plus Portfolio (Series) and the U.S. Government Portfolio (Series) bank obligations or repurchase agreements collateralized by any of such obligations as applicable; and for the Municipal Portfolio (Series) there is no investment limitation with respect to (i) U.S. Government Securities or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.;


      (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

      (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

      (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that a Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of a Portfolio's total assets;

      (5) engage in the business of underwriting the securities issued by others, except that a Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

      (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act;

      (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that a Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon; and

      (8) the Municipal Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in securities that pay income exempt from Federal income tax.

If any percentage restriction described above for the relevant Portfolio (Fund), is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Portfolios
(Fund) will not constitute a violation of the restriction. The above restrictions also apply to each Fund, with the exception that a Fund may invest all of its investable assets without limitation in its respective Portfolio.

As a non-fundamental policy the Treasury Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in other mutual funds that invest exclusively in such instruments, subject to regulatory limitations. As a non-fundamental policy the Treasury Plus Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. As a non-fundamental policy the U.S. Government Portfolio (Series) will, under normal circumstances, invest at least 80% of its net assets in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these instruments. These investment policies are not fundamental and should the Portfolio's Board decide to change these policies, shareholders will be provided at least 60 days notice.

                            MANAGEMENT OF THE TRUSTS

Board of Trustees

Overall responsibility for management and supervision of the Trust and the Funds rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser, sub-adviser and administrator. The day-to-day operations of the Funds are delegated to their Sub-Adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.

Trustees and Officers. The names, addresses, dates of birth and principal occupation(s) during the last five years of the Trustees and officers of the Trust and the Portfolio Trust are listed below. The business address of the Trustees and officers of the Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.

Trustees and Officers of the Trust and the Portfolio Trust

----------------------------------------------------------------------------------------------------------------------
Name, Address and Age      Positions   Term of Office and   Principal Occupation(s) During Past 5   Number of
                           Held with   Length of Time       Years                                   Portfolios in
                           the Trust   Served(1)                                                    Fund Complex
                           and the                                                                  Overseen by
                           Portfolio                                                                Trustee/Officer(2)
                           Trust
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
----------------------------------------------------------------------------------------------------------------------

Francis J. Gaul, Jr.       Trustee     Merrimac Master      Private Investor July 1997 - present,
200 Clarendon Street,                  Portfolio since      Vice President and Principal, Triad
Boston, Massachusetts                  1996; Merrimac       Investment Management Company                  11
02116                                  Series since         (Registered Investment Adviser) July
Age:  59                               1998                 1996 - May 1997.

----------------------------------------------------------------------------------------------------------------------

Edward F. Hines, Jr.       Trustee     Merrimac Master      Partner 2001 - present, Hines &
200 Clarendon Street,                  Portfolio since      Corley, Partner 1977 - 2001, Choate,
Boston, Massachusetts                  1996; Merrimac       Hall & Stewart. Mr. Hines also serves          11
02116                                  Series since         as a profession trustee for several
Age:  57                               1998                 trusts. In his capacity as trustee of
                                                            certain of these trusts, Mr. Hines has
                                                            retained the services of Investors Bank
                                                            & Trust Company to provide custody
                                                            services with respect to approximately
                                                            $800 million in assets.

----------------------------------------------------------------------------------------------------------------------

Thomas E. Sinton           Trustee     Merrimac Master      Retired, Managing Director, Corporate
200 Clarendon Street,                  Portfolio since      Accounting Policy, April 1993 -
Boston, Massachusetts                  1996; Merrimac       October 1996 and Consultant, January           11
02116                                  Series since         1993 - March 1996, Bankers Trust
Age:  70                               1998                 Company.

----------------------------------------------------------------------------------------------------------------------

--------
(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.

(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising eleven series as of December 31, 2002.

----------------------------------------------------------------------------------------------------------------------
Name, Address and Age      Positions   Term of Office and   Principal Occupation(s) During Past 5   Number of
                           Held with   Length of Time       Years                                   Portfolios in
                           the Trust   Served(3)                                                    Fund Complex
                           and the                                                                  Overseen by
                           Portfolio                                                                Trustee/Officer(4)
                           Trust
----------------------------------------------------------------------------------------------------------------------
Interested Trustee and
Officers(5)
----------------------------------------------------------------------------------------------------------------------

Kevin J. Sheehan           Trustee     Merrimac Master      Chairman, Chief Executive Officer and
200 Clarendon Street,                  Portfolio since      President of Investors Financial
Boston, Massachusetts                  1996; Merrimac       Services Corp. and Investors Bank &            11
02116                                  Series since         Trust Company, June 1995 to August
Age:  51                               1998                 2001; Chairman and Chief Executive
                                                            Officer of Investors Financial
                                                            Services Corp. and Investors Bank &
                                                            Trust Company, August 2001 to present.

----------------------------------------------------------------------------------------------------------------------

Paul J. Jasinski           President   Merrimac Master      Managing Director, Investors Bank &
200 Clarendon Street,      and Chief   Portfolio since      Trust Company, 1990 - present;
Boston, Massachusetts      Executive   1999; Merrimac       Director November 1996 - present,              11
02116                      Officer     Series since 2001    Investors Bank & Trust - Advisory
Age:  55                                                    Division.

----------------------------------------------------------------------------------------------------------------------

John F. Pyne               Vice        Treasurer and        Manager, Investors Bank & Trust
200 Clarendon Street,      President,  Chief Financial      Company 2000 - present.  Assistant
Boston, Massachusetts      Treasurer   Officer since        Treasurer, State Street Bank 1992 -            11
02116                      and Chief   2002, Vice           2000.
Age:  34                   Financial   President since
                           Officer     2000

----------------------------------------------------------------------------------------------------------------------

Donald F. Cooley           Vice        Merrimac Series      Director/Sales, Investors Bank &
200 Clarendon Street,      President   since 2001           Trust Company May 2001 - present.
Boston, Massachusetts      of the                           Vice President, Credit Suisse First             8
02116                      Merrimac                         Boston 1999-2000. Vice President,
Age:  39                   Series                           Citicorp 1988-1998.
                           only

----------------------------------------------------------------------------------------------------------------------

Susan C. Mosher            Secretary   Merrimac Master      Senior Director 2001-present,
200 Clarendon Street,                  Portfolio since      Director 1995-2000, Mutual Fund
Boston, Massachusetts                  1997;                Administration - Legal                         11
02116                                  Merrimac Series      Administration, Investors Bank &
Age:  47                               since 1998           Trust Company.

----------------------------------------------------------------------------------------------------------------------

Sandra I. Madden           Assistant   Since 1999           Senior Associate Counsel, Mutual Fund
200 Clarendon Street,      Secretary                        Administration - Legal
Boston, Massachusetts                                       Administration, Investors Bank &               11
02116                                                       Trust Company, 1999 - present;
Age:  36                                                    Associate, Scudder Kemper
                                                            Investments, Inc.,  1996-1999.

----------------------------------------------------------------------------------------------------------------------

----------
(3) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.

(4) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising eleven series as of December 31, 2002.

(5) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio and the Merrimac Series as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, parent company of Investment Bank & Trust Company - Advisory Division, the investment adviser for the Merrimac Master Portfolio.

Share Ownership in the Fund as of December 31, 2002


------------------------------------------------------------------------------------------------------------------
                                                                             Aggregate Dollar Range of Equity
                                 Dollar Range of Equity Securities in the    Securities in the Trust and the
Name of Trustee                  Trust                                       Fund Complex
------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
------------------------------------------------------------------------------------------------------------------
Francis J. Gaul, Jr.             None                                        $1 - $10,000
------------------------------------------------------------------------------------------------------------------

Edward F. Hines, Jr.             Merrimac Cash Series:                       Over $100,000*
                                 Over $100,000*

------------------------------------------------------------------------------------------------------------------
Thomas E. Sinton                 None                                        None
------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------
Kevin Sheehan                    None                                        None
------------------------------------------------------------------------------------------------------------------

*Mr. Hines has indirect beneficial ownership of shares in the Trust through a partnership and as trustee of trusts.

Committees of the Board of Trustees


The Board of Trustees has an Audit Committee, which is comprised of all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees." Currently, Messrs. Francis J. Gaul, Jr., Edward F. Hines, Jr. and Thomas E. Sinton comprise the Audit Committee. Mr. Sinton is the chairman of the Audit Committee. The Audit Committee, pursuant to an Audit Committee Charter adopted by the Board, oversees the Trust's financial reporting, including the Trust's financial statements, review and assess the performance of the independent auditors, review of the Trust's internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof; ascertains the independence of the Trust's independent auditors; and acts as liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee met once during the fiscal year ended December 31, 2002. In addition, the Independent Trustees met separately with their independent counsel to discuss and review the annual contract renewals for the Trusts. The full Board met four times during the fiscal year ended December 31, 2002. Each Director attended all of the Board and Committee meetings of which he is a member.

Compensation of the Trustees and Officers. Neither the Trust nor the Portfolio Trust compensates the Trustees or officers of the Trust and the Portfolio Trust who are affiliated with Investors Bank & Trust Company - Advisory Division or Funds Distributor, Inc. None of the Trustees or officers of the Trust or the Portfolio Trust have engaged in any financial transactions with the Trust or the Portfolio Trust, respectively, during the fiscal year ended December 31, 2002.

The Trustees of the Portfolio Trust are paid an annual retainer of $10,000, payable in equal quarterly installments, and a $2,500 meeting fee for each quarterly meeting attended. Each Fund bears its pro rata allocation of Trustees' fees paid by its corresponding Portfolio to the Trustees of the Portfolio Trust. The unaffiliated Trustees of the Trust are paid an annual fee of $5,000, which is paid quarterly. The following table reflects the compensation paid by the Trust and the Fund Complex to each Trustee for the fiscal period ended December 31, 2002.

                                     Aggregate              Pension or Retirement              Total Compensation
                                   Compensation              Benefits Accrued as              From Trust and Fund
Name of Trustee                   From the Trust           Part of Fund's Expenses                 Complex *
Kevin J. Sheehan                        $0                            $0                               $0


Francis J. Gaul, Jr.                  $5,999                          $0                            $28,000

Edward F. Hines, Jr.                  $5,999                          $0                            $28,000

Thomas E. Sinton                      $5,999                          $0                            $28,000

*Fund Complex consists of the Trust, the Portfolio Trust, and the Merrimac Funds, comprising eleven series as of December 31, 2002.


                                 CONTROL PERSONS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding their corresponding Portfolio without the consent or approval of other interest holders.


As of April 11, 2003, the following shareholders were deemed to be a "control person" of the Trust as such term is defined in the 1940 Act.


                                                                  Nature of
                                Name and Address of               Beneficial           Percent
    Title of Class                Beneficial Owner                Ownership          of Portfolio
    --------------                ----------------                ---------          ------------

Cash Series -                Christian Science Custody         Direct Ownership         58.75%
Institutional Class        C/o Investors Bank & Trust Co.
                                   P.O. Box 9130
                                  Boston, MA 02117

                                  Saturn & Company             Direct Ownership         39.58%
                           C/o Investors Bank & Trust Co.
                                    P.O. Box 9130
                                  Boston, MA 02117


Cash Series-                      Saturn & Company             Direct Ownership          100%
Investment Class           C/o Investors Bank & Trust Co.
                                   P.O. Box 9130
                                  Boston, MA 02117

Cash Series-                  Funds Distributors, Inc.         Direct Ownership          100%
Reserve Class               60 State Street, Suite 1300
                                 Boston, MA 02109

Cash Series-                  Funds Distributors, Inc.         Direct Ownership          100%
Advisers Class              60 State Street, Suite 1300
                                  Boston, MA 02109


Treasury Series-                  Maril & Company              Direct Ownership         89.81%
Premium Class                Attn: ACM/Fund Accounting
                          1000 N. Water Street, 14th floor
                                Milwaukee, WI 53202

Treasury Series-                  Saturn & Company             Direct Ownership         99.94%
Institutional Class        C/o Investors Bank & Trust Co.
                                   P.O. Box 9130
                                  Boston, MA 02117


Treasury  Series -                Saturn & Company             Direct Ownership          100%
Investment Class           C/o Investors Bank & Trust Co.
                                    P.O. Box 9130
                                  Boston, MA 02117

Treasury  Series -            Funds Distributors, Inc.         Direct Ownership          100%
Reserve Class               60 State Street, Suite 1300
                                  Boston, MA 02109

Treasury  Series -            Funds Distributors, Inc.         Direct Ownership          100%
Advisers Class              60 State Street, Suite 1300
                                  Boston, MA 02109

Treasury Plus                     Maril & Company              Direct Ownership          100%
Series-Premium Class         Attn: ACM/Fund Accounting
                          1000 N. Water Street, 14th floor
                                Milwaukee, WI 53202


Treasury Plus                     Saturn & Company             Direct Ownership         91.29%
Series-Institutional       C/o Investors Bank & Trust Co.
Class                              P.O. Box 9130
                                  Boston, MA 02117


Treasury Plus                     Saturn & Company             Direct Ownership          100%
Series-Investment          C/o Investors Bank & Trust Co.
Class                              P.O. Box 9130
                                  Boston, MA 02117

Treasury Plus                 Funds Distributors, Inc.         Direct Ownership          100%
Series-Reserve Class        60 State Street, Suite 1300
                                  Boston, MA 02109

Treasury Plus                 Funds Distributors, Inc.         Direct Ownership          100%
Series-Advisers Class       60 State Street, Suite 1300
                                  Boston, MA 02109

U.S. Government           Boston Advisors U.S. Government      Direct Ownership         64.07%
Series -                         Money Market Fund
Premium Class              100 Federal Street, 29th floor
                                  Boston, MA 02110


U.S. Government                   Maril & Company              Direct Ownership         99.98%
Series -                     Attn: ACM/Fund Accounting
Premium Class             1000 N. Water Street, 14th floor
                                Milwaukee, WI 53202


U.S. Government                   Saturn & Company             Direct Ownership          100%
Series-                    C/o Investors Bank & Trust Co.
Institutional Class                P.O. Box 9130
                                  Boston, MA 02117

U.S. Government                   Saturn & Company             Direct Ownership          100%
Series-                    C/o Investors Bank & Trust Co.
Investment Class                   P.O. Box 9130
                                  Boston, MA 02117

U.S. Government               Funds Distributors, Inc.         Direct Ownership          100%
Series-                     60 State Street, Suite 1300
Reserve Class                     Boston, MA 02109

U.S. Government               Funds Distributors, Inc.         Direct Ownership          100%
Series-                     60 State Street, Suite 1300
Advisers Class                    Boston, MA 02109

Municipal Series -            Funds Distributors, Inc.         Direct Ownership          100%
Premium Class               60 State Street, Suite 1300
                                  Boston, MA 02109

Municipal Series -            Funds Distributors, Inc.         Direct Ownership          100%
Institutional Class         60 State Street, Suite 1300
                                  Boston, MA 02109

Municipal Series -                Saturn & Company             Direct Ownership          100%
Investment Class           C/o Investors Bank & Trust Co.
                           P.O. Box 9130 Boston, MA 02117

Municipal Series -            Funds Distributors, Inc.         Direct Ownership          100%
Reserve Class               60 State Street, Suite 1300
                                  Boston, MA 02109

Municipal Series -            Funds Distributors, Inc.         Direct Ownership          100%
Advisers Class              60 State Street, Suite 1300
                                  Boston, MA 02109


Principal Holders is defined by the 1940 Act as the percentage of ownership of each person who owns of record or is known by the Fund to own beneficially 5% or more of any one Class of the Fund's outstanding securities. As of April 11, 2003, the following shareholders were deemed to be "principal holders" of the Trust as such term is defined in the 1940 Act.

                                                                  Nature of
                                Name and Address of               Beneficial           Percent
    Title of Class                Beneficial Owner                Ownership          of Portfolio
    --------------                ----------------                ---------          ------------

Cash Series - Premium        Ceridian Corporate Trustee        Direct Ownership         12.45%
Class                          Ceridian Payroll Trust
                                17390 Brookhurst St.
                             Fountain Valley, CA 92708

                           Bear Stearns Securities Corp.       Direct Ownership         11.07%
                             1 Micro Tech Center North
                                 Brooklyn, NY 11201

                              The Chase Manhattan Bank         Direct Ownership          6.92%
                                as Agent for Certain
                               Institutional Lenders
                                 Attn: Adam Brinton
                            4 New York Plaza, 18th floor
                                 New York, NY 10004

                          The Chase Manhattan Bank - Agent     Direct Ownership          6.92%
                         for Certain Institutional Lenders
                                 Attn: Adam Brinton
                            4 New York Plaza, 18th Floor
                                 New York, NY 10004

                                   Qualcomm Inc.               Direct Ownership          6.92%
                                5775 Morehouse Drive
                                San Diego, CA 92121

                                   SEI Trust Co.               Direct Ownership          6.62%
                                 C/o Treasury Point
                                1 Freedom Valley Rd.
                                   Oaks, PA 19460
                           Lumbermans Mutual Casualty Co.      Direct Ownership          6.27%
                                    1 Kemper Dr.
                               Attn: Investments 135E
                                Long Grove, IL 60049

Cash Series -                       Strafe & Co.               Direct Ownership          5.26%
Premium Class                 Attn: Boia One Group OPS
                                 1111 Polaris Pkwy.
                                  P.O. Box 710211
                                 Columbus, OH 43271

Treasury Series-                  Saturn & Company             Direct Ownership         10.19%
Premium Class              C/o Investors Bank & Trust Co.
                           P.O. Box 9130 Boston, MA 02117

Treasury Plus                 Funds Distributors, Inc.         Direct Ownership          8.71%
Series-Institutional        60 State Street, Suite 1300
Class                             Boston, MA 02109

As of April 11, 2003, Trustees and officers of the Trust owned in the aggregate less than 1% of any of the Portfolios.


                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisers and Sub-Advisers


The Portfolios each retain Investors Bank & Trust Company - Advisory Division (the "Adviser") as their investment adviser. The Investment Adviser Agreements (the "Adviser Agreements") between the Adviser and each of the Portfolios provides that the Adviser will manage the operations of the Portfolios, subject to the policies established by the Board of Trustees of the Trust. The Adviser also provides office space, facilities, equipment and personnel necessary to supervise the Portfolios' operations and pays the compensation of each such Portfolio's officers, employees and directors who are affiliated with the Adviser. The Portfolios, each pay the Adviser a unitary fee for the services provided as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. For a description of the rate of compensation that the Portfolios pay the Adviser under the Adviser Agreements, see "Administrator, Transfer Agent and Fund Accountant" below.

Each Portfolio pays the Adviser a fee for its services. The fee paid to the Adviser by the each of the Portfolios for the last three fiscal years are as follows:

------------------------------------------------------------------
         Portfolio*             2000         2001           2002
------------------------------------------------------------------
Cash Portfolio              $1,910,240   $5,328,983     $9,626,398
------------------------------------------------------------------
Treasury Portfolio             447,505      874,532        753,404
------------------------------------------------------------------
Treasury Plus Portfolio        412,284      445,834        513,744
------------------------------------------------------------------
U.S. Government Portfolio      240,037      735,364        836,235
------------------------------------------------------------------
Municipal Portfolio                N/A      181,466**      229,454
------------------------------------------------------------------

*The Prime Portfolio had not commenced operations as of December 31, 2002. The Adviser will receive a fee for its services to the Prime Portfolio equal to 0.17% of the Prime Portfolio's aggregate net assets.

**For the period April 19, 2001 (commencement of operations) to December 31,
2001.

Pursuant to Investment Sub-Adviser Agreements, the Adviser has retained the following sub-advisers for each respective Portfolio. Each Sub-Adviser is compensated as shown below by the Adviser at no additional cost to the Portfolios. Subject to the supervision of the Adviser and of the Portfolio Trust's Board of Trustees, the sub-advisers furnish to each Portfolio investment research, advice and supervision and determine what securities will be purchased, held or sold by the Portfolios.

For its services, Opus Investment Management, Inc. ("OIM"), formerly Allmerica Asset Management, Inc., will receive an annual fee, computed and paid monthly, based on the average net assets ("ANA") of the Cash Portfolio, the Prime Portfolio and the U.S. Government Portfolio according to the following schedule:


       ASSETS                                                       RATE
       ------                                                       ----

       First $500 Million........................................   0.09%
       Next $500 Million.........................................   0.07%
       Over $1 Billion...........................................   0.06%

For its services M&I Investment Management Corp. ("M&I") will receive an annual fee, computed and paid monthly at an annual rate of 0.08% of the average daily net assets for the Treasury Portfolio and the Treasury Plus Portfolio.

For its services ABN AMRO Asset Management (USA) LLC ("ABN AMRO") will receive an annual fee, computed and paid monthly, based on the ANA of the Merrimac Municipal Portfolio according to the following schedule:

       ASSETS                                                       RATE
       ------                                                       ----

       First $75 Million ......................................     0.12%
       Next $75 Million........................................     0.10%
       Over $150 Million.......................................     0.08%


Payments to the sub-advisers for each Portfolio by the Adviser during the past three fiscal years were as follows:

------------------------------------------------------------------
                                2000         2001           2002
------------------------------------------------------------------
OIM*
------------------------------------------------------------------
Cash Portfolio                $863,954   $2,176,996     $3,597,849
------------------------------------------------------------------
U.S. Government Portfolio      127,113      384,699        439,955
------------------------------------------------------------------
M&I
------------------------------------------------------------------
Treasury Portfolio             208,168      412,961        354,569
------------------------------------------------------------------
Treasury Plus Portfolio        196,537      209,836        241,771
------------------------------------------------------------------
ABN AMRO
------------------------------------------------------------------
Municipal Portfolio                 --      116,602**      149,915
------------------------------------------------------------------
*The Prime Portfolio had not commenced operations as of December 31, 2002. **For the period April 19, 2001 (commencement of operations) to December 31, 2001.


The Portfolios bear the expenses of their operations other than those incurred by the Sub-advisers. Among the other expenses, the Portfolios pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of shareholder reports; registration and reporting fees and expenses; and the Portfolio Trust's Trustee fees and expenses.


The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement Sub-advisers to the Trust's Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.


The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Portfolio Trust as that term is defined in the 1940 Act, have approved the Adviser Agreements and Sub-Adviser Agreements. In considering the agreements, the Trustees reviewed a variety of materials relating to each Fund, the Adviser and each Sub-adviser, including information about the fee expenses and performance of each Fund relative to other similar mutual funds. The Trustees reviewed information provided by each Sub-adviser relating to its operations, personnel, investment philosophy and investment strategies and techniques, as well as the performance of each Sub-adviser in managing its respective Portfolio. The Trustees also reviewed the compliance capabilities of the Adviser and each Sub-adviser.

In approving each of the Sub-Adviser Agreements, the Trustees considered, among other things: (i) the nature and quality of services rendered by each Sub-adviser; (ii) the short-term and long-term performance of the Sub-adviser relative to other advisers that manage similar investment portfolios; and (iii) the compensation paid by the Adviser to the Sub-adviser.

With respect to the Adviser, the Trustees considered, among other things, the financial condition and profitability of the Adviser in providing a variety of services to the Funds and Portfolios and the compensation paid to the Adviser for such services.

After considering these and other factors, the Trustees concluded that approval of the Adviser Agreements and Sub-Adviser Agreements would be in the interests of each Fund and Portfolios and their respective shareholders.

Distributor


The Funds are continuously distributed by Funds Distributor, Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated April 30, 2001 and amended November 8, 2001. The Distributor makes itself available to receive purchase orders for the Funds' shares. Pursuant to the Distribution Agreement, the Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Funds' shares. The Distributor receives no commissions or other compensation from the Funds for its services, but receives compensation from the Adviser for services it performs in acting as the Funds' Distributor.


The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109 and is an indirect wholly-owned subsidiary of The BISYS Group, Inc., a publicly held company.

Distribution and Shareholder Servicing Plans

The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Distribution Plan") under Rule 12b-1 of the 1940 Act with respect to the Investment Class, the Reserve Class and the Adviser Class of shares of each Fund after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distribution Agent (defined therein) shall receive a fee from each Fund at an annual rate not to exceed 0.10% of the average daily net assets of the Reserve Class such Fund and at an annual rate not to exceed 0.25% of the average daily net assets of the Investment Class and Adviser Class such Fund attributable to shareholders who are clients of the Distribution Agent, plus reimbursement of direct out of pocket expenditures incurred in connection with the offer or sale or shares, including expenses relating to the preparation, printing and distribution of sales literature and reports.

The Distribution Plan will continue in effect only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Disinterested Trustees") and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto

(the "Qualified Distribution Plan Trustees"). The Distribution Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Qualified Distribution Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Distribution Plan Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Distribution Plan Trustees.


For the fiscal year ended December 31, 2002 the following was paid under the Distribution Plan:

--------------------------------------------------------------------------------
                            Reserve Class*    Adviser Class*   Investment Class*
--------------------------------------------------------------------------------
Cash Portfolio                    $4               $11              $364,216
--------------------------------------------------------------------------------
Treasury Portfolio                 4                11               134,238
--------------------------------------------------------------------------------
Treasury Plus Portfolio            4                11                99,195
--------------------------------------------------------------------------------
U.S. Government Portfolio          4                11               347,694
--------------------------------------------------------------------------------
Municipal Portfolio**              4                11               134,803
--------------------------------------------------------------------------------
*The Prime Portfolio had not commenced operations as of December 31, 2002.
**For the period April 19, 2001 (commencement of operations) to December 31,
2001.


These fees were used for general marketing activities and payments to third-party wholesalers.

The Board of Trustees of the Trust have also adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Institutional Class and the Investment Class of each Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Funds and their shareholders. The Servicing Plan provides that the Shareholder Servicing Agent shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund.

The Servicing Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Disinterested Trustees who have no direct or indirect financial interest in the operation of the Servicing Plan or in any agreements related thereto (the "Qualified Servicing Plan Trustees"). The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Servicing Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Servicing Plan Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Servicing Plan Trustees.

Administrator, Transfer Agent, Custodian and Fund Accountant

Investors Bank & Trust Company ("Investors Bank"), serves as Administrator, Transfer Agent and Custodian to the Funds and the Portfolios. The services provided by Investors Bank as administrator include certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. As transfer agent and dividend paying agent, Investors Bank is responsible for issuance, transfer and redemption of interests, the establishment and maintenance of accounts and the payment of distributions for each Fund and for maintaining records of holders in interest and for the payment of distributions for each Portfolio. As custodian, Investors Bank holds cash, securities and other assets of the Funds and the Portfolios as required by the 1940 Act.

IBT Fund Services (Canada) Inc., ("IBT Canada") a subsidiary of Investors Bank, serves as fund accounting agent for the Portfolios. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Portfolio.

For its services as Investment Adviser, Administrator, Transfer Agent, Custodian and Fund Accounting Agent, each Portfolio pays Investors Bank an aggregate fee, at an annual rate of 0.17% of the ANA of such Portfolio. These fees are calculated daily and paid monthly. For its services as Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Funds each pay Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of ANA of such Fund.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Purchases and sales of securities for the Portfolios usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which the Portfolios pay a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocations of transactions, including their frequency, to various dealers is determined by the respective Sub-Advisers in their best judgment and in a manner deemed to be in the best interest of each of the Funds and the other investors in the Portfolios rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Sub-Advisers. If, however, the Portfolios and other accounts managed by its Sub-Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for that Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other accounts managed by their Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                                  CAPITAL STOCK

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of each Fund. The Master Trust Agreement authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

The Trust generally is not required to hold meetings of its shareholders. Under the Master Trust Agreement, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any amendment of the Master Trust Agreement (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (4) such additional matters as may be required by law, the Master Trust Agreement, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Master Trust Agreement provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Master Trust Agreement, such as termination or reorganization of the Trust and certain amendments of the Master Trust Agreement, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Master Trust Agreement specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Master Trust Agreement add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

Each share of a Fund has equal voting rights with every other share of a Fund, and all shares of a Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Master Trust Agreement or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

Interests in each Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in such Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in such Portfolio

If at any time a Fund receives notice of a meeting of shareholders of a Portfolio in which the Fund invests, the Fund will seek instructions from its shareholders with regard to the voting of the Fund's interests in the Portfolio and will vote such interests in accordance with such instructions. Alternatively, the Fund may elect to vote its interests in the Portfolio in the same proportion as the vote of all other holders of interests in the Portfolio.

                  PURCHASE, REDEMPTION AND VALUATION OF SHARES

Purchase and Redemption of Shares

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.

The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank ("Fed") are closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolios have advised the Trust that the Portfolios will not redeem in-kind except in circumstances in which a Fund is permitted to redeem in-kind or except in the event a Fund completely withdraws its interest from a Portfolio.

Valuation of Shares

The following is a description of the procedures used by the Funds in valuing their assets.

The investment securities in the Portfolios are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price a Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the NAV of shares of each Fund at $1.00; however, there can be no assurance that each Fund's NAV will always remain at $1.00 per share.

                              TAXATION OF THE TRUST

Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund will elect (when it files its initial federal tax return) to be treated and to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing and other requirements of the Code.

Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to federal income taxation. Instead, a Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from its corresponding Portfolio. Because a Fund invests its assets in its corresponding Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for its corresponding Fund to satisfy them. Each Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. A Portfolio will make allocations to its corresponding Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund will be deemed (i) to own its proportionate share of each of the assets of its corresponding Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by a Fund during October, November or December but paid during the following January. Such distributions will be taxable to taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

At the discretion of the officers of a Fund, each Fund will distribute net realized capital gains. For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders.

If a Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with an original issue discount (or with market discount if an election is in effect to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the Fund to satisfy the distribution requirements.

Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by any "technical corrections" that may be enacted) will enable the Funds to pass through to their shareholders the benefits of the capital gains tax rates contained in the 1997 TRA. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.

It is anticipated that, due to the nature of each Portfolio's investments, no portion of any Fund's distributions will generally qualify for the dividends received deduction. A Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of its corresponding Portfolio from stock investments in U.S. domestic corporations.

Dividends and certain other distributions may be subject to "backup withholding" of federal income tax at a 31% rate for shareholders who fail to provide required taxpayer identification numbers or related certifications, provide incorrect information, or are otherwise subject to such withholding.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to any foreign investors (who may be subject to withholding or other taxes) or certain other classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) investments in certain U.S. Government Securities, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Municipal Series intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from Federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund, but may have alternative minimum tax consequences.

A Fund may sell securities short "against the box." Under certain circumstances, these transactions may be treated as constructive sales, resulting in the recognition of gain to the Fund. The Municipal Series' interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Municipal Series is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to the Municipal Series and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt- interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should 59 consult their tax advisers before purchasing shares in the Municipal Series. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Municipal Series may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income." Shareholders of the Municipal Series should consult their tax advisers to determine whether any portion of the income dividends received from the Municipal Series is considered tax exempt in their particular states. Issuers of bonds purchased by the Municipal Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds.

Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time. Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Municipal Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

                         CALCULATION OF PERFORMANCE DATA

From time to time, each of the Funds may quote their "yield" and "effective yield" information in advertisements, reports and other communications to shareholders and compare their performance figures to those of other funds or accounts with similar objectives and to relevant indices. Such performance information will be calculated as described below. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

Yield

The current yield for the Funds is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7).

The Funds' 7-day yields for the period ended December 31, 2002, were as follows:

     Class*              Cash           Treasury       Treasury Plus     U.S. Government Series    Municipal Series
                        Series           Series           Series
Premium                 1.43%            1.20%             1.06%                 1.34%                  1.22%
Reserve                 1.33%            1.10%             0.96%                 1.24%                  1.12%

Institutional           1.18%            0.95%             0.81%                 1.09%                  0.97%
Adviser                 1.18%            0.95%             0.81%                 1.09%                  0.97%

Investment              1.08%            0.85%             0.71%                 0.99%                  0.87%

*The Prime Portfolio had not commenced operations as of December 31, 2002.


Effective Yield

In addition, the Funds may calculate a compound effective annualized yield by determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted according to the following formula:

      Effective Yield = [( Base Period return +1 ) (365/7 exponentional power)]
      - 1 (i.e. adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.)

The net change in the value of the account reflects the value of additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation.


The Funds' 7-day effective yields for the period ended December 31, 2002, were as follows:

     Class*              Cash           Treasury       Treasury Plus     U.S. Government Series    Municipal Series
                        Series           Series           Series
Premium                 1.44%            1.20%             1.06%                 1.35%                  1.22%
Reserve                 1.34%            1.10%             0.96%                 1.25%                  1.12%

Institutional           1.19%            0.95%             0.81%                 1.10%                  0.97%
Adviser                 1.19%            0.95%             0.81%                 1.10%                  0.97%

Investment              1.09%            0.85%             0.71%                 0.99%                  0.87%

*The Prime Portfolio had not commenced operations as of December 31, 2002.


Tax Equivalent Yields

Tax Equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Total Return

The Funds may advertise performance in terms of average annual total return for 1-, 5-, and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according the following formula: subtracting the NAV per share at the beginning of the period from the NAV per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the NAV per share at the beginning of the period. In particular, the Funds' average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

Past performance quotations should not be considered as representative of any Fund's performance for any specified period in the future. The Funds' performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.


The following are the average annual total returns for the fiscal year ended December 31, 2002 and since the inception for each Class of the Funds. Because the Prime Portfolio had not commenced operations as of December 31, 2002, total return information for the Prime Portfolio is not presented.

--------------------------------------------------------------------------------
                                                            Commencement of
Cash Series         December 31, 2002  Since Inception        Operations
--------------------------------------------------------------------------------
Premium Class              1.88%            4.57%          June 25, 1998
--------------------------------------------------------------------------------
Reserve Class              1.77%            1.79%          December 18, 2001
--------------------------------------------------------------------------------
Institutional Class        1.62%            4.31%          June 25, 1998
--------------------------------------------------------------------------------
Adviser Class              1.62%            1.64%          December 18, 2001
--------------------------------------------------------------------------------
Investment Class           1.52%            2.74%          December 28, 2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            Commencement of
Treasury Series     December 31, 2002  Since Inception        Operations
--------------------------------------------------------------------------------
Premium Class              1.54%            3.90%          February 19, 1999
--------------------------------------------------------------------------------
Reserve Class              1.43%            1.45%          December 18, 2001
--------------------------------------------------------------------------------
Institutional Class        1.28%            3.73%          June 25, 1998
--------------------------------------------------------------------------------
Adviser Class              1.28%            1.30%          December 18, 2001
--------------------------------------------------------------------------------
Investment Class           1.18%            2.34%          December 28, 2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Treasury Plus                                               Commencement of
Series               December 31, 2002  Since Inception       Operations
--------------------------------------------------------------------------------
Premium Class              1.50%            3.56%          May 1, 2000
--------------------------------------------------------------------------------
Reserve Class              1.40%            1.41%          December 18, 2001
--------------------------------------------------------------------------------
Institutional Class        1.25%            3.77%          January 22, 1999
--------------------------------------------------------------------------------
Adviser Class              1.25%            1.26%          December 18, 2001
--------------------------------------------------------------------------------
Investment Class           1.15%            2.28%          December 28, 2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government                                             Commencement of
 Series              December 31, 2002  Since Inception       Operations
--------------------------------------------------------------------------------
Premium Class              1.85%            3.81%          May 1, 2000
--------------------------------------------------------------------------------
Reserve Class              1.75%            1.76%          December 18, 2001
--------------------------------------------------------------------------------
Institutional Class        1.60%            3.93%          June 29, 1999
--------------------------------------------------------------------------------
Adviser Class              1.60%            1.61%          December 18, 2001
--------------------------------------------------------------------------------
Investment Class           1.50%            2.62%          December 28, 2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            Commencement of
Municipal Series     December 31, 2002  Since Inception       Operations
--------------------------------------------------------------------------------
Premium Class              1.21%            1.58%          April 19, 2001
--------------------------------------------------------------------------------
Reserve Class              1.11%            1.12%          December 18, 2001
--------------------------------------------------------------------------------
Institutional Class        0.96%            1.32%          April 19, 2001
--------------------------------------------------------------------------------
Adviser Class              0.96%            0.97%          December 18, 2001
--------------------------------------------------------------------------------
Investment Class           0.86%            1.22%          April 19, 2001
--------------------------------------------------------------------------------


Each Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and its operating expenses. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of a Fund's performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time.

                              INDEPENDENT AUDITORS


For the fiscal year ended December 31, 2002, Ernst & Young LLP ("E&Y") served as independent auditors to the Trust and the Portfolio Trust. E&Y is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted accounting standards, and preparation of the Federal tax returns. Additionally, pursuant to Rule 17f-2 of the 1940 Act, three security counts are performed for the Portfolio Trust. The mailing address for E&Y is 200 Clarendon Street, Boston, Massachusetts 02116.


                                     COUNSEL


Goodwin Procter LLP serves as counsel to the Trust and the Portfolio Trust. Sullivan & Worcester LLP serves as counsel to the Trustees of the Trust who are not "interested persons" of the Trust as such term is defined in the 1940 Act.


                              FINANCIAL STATEMENTS


Except for the Prime Portfolio, which had not commenced operations as of December 31, 2002, each Fund's financial statements contained in the 2002 Annual Report of the Merrimac Series have been audited by E&Y, independent auditors, and are incorporated by reference into this SAI. Copies of the Merrimac Series 2002 Annual Report may be obtained by calling 1-888-637-7622.

                                    Appendix

Description of Commercial Paper Ratings


The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's"), Fitch's IBCA Investors Service ("Fitch") and Dominion Bond Rating Service ("DBRS"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.


A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.


Commercial paper rated R-1 (high) is considered by DBRS to be of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.


Description of Long-Term Debt Ratings

The following is a description of Moody's debt instrument (corporate and municipal debt) ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument (corporate and municipal debt) ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


The following is a description of DBRS's debt instrument ratings:

DBRS long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

Bonds rated "AAA" by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

Bonds rated "AA" by DBRS are considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree.


Short Term Municipal Loans.

S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG/VMIG-1 group.

                                     PART C

ITEM 23. EXHIBITS:

(a)      (1)  Master Trust Agreement, effective as of March 30, 1998 (1)
         (2)  Amendment No. 1 to the Master Trust Agreement (3)
         (3)  Amendment No. 2 to the Master Trust Agreement (5)
         (4)  Amendment No. 3 to the Master Trust Agreement (7)
         (5)  Amendment No. 4 to the Master Trust Agreement is filed herein

(b)      By-Laws (1)

(c)      Not Applicable

(d)      (1)  Investment Adviser Agreement between Merrimac Master Portfolio and
              Investors Bank & Trust Company ("Investors Bank")(Cash Portfolio)
              (1)

         (2) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Treasury Portfolio) (3)

         (3) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Treasury Plus Portfolio) (4)

         (4) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (U.S. Government Portfolio) (6)

         (5) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Municipal Portfolio) (7)

         (6) Form of Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Prime Portfolio) (10)

         (7) Investment Sub-Adviser Agreement between Investors Bank and Opus Investment Management, Inc., formerly Allmerica Asset Management, Inc. (Cash Portfolio) (3)

         (8) Investment Sub-Adviser Agreement between Investors Bank and M&I Investment Management Corp. (Treasury Portfolio) (4)

         (9) Investment Sub-Adviser Agreement between Investors Bank and M&I Investment Management Corp. (Treasury Plus Portfolio) (4)

         (11) Investment Sub-Adviser Agreement between Investors Bank and Opus Investment Management, Inc., formerly Allmerica Asset Management, Inc. (U.S. Government Portfolio) (6)

         (12) Investment Sub-Adviser Agreement between Investors Bank and ABN AMRO Asset Management (USA), Inc. (Municipal Portfolio) (7)

         (13) Form of Investment Sub-Adviser Agreement between Merrimac Master Portfolio Allmerica Asset Management, Inc. (Prime Portfolio) (10)

(d)      (1)  Distribution Agreement between Registrant and Funds Distributor
              Inc. ("Funds Distributor") (9)

         (2) Amendment to the Distribution Agreement between Registrant and Funds Distributor (9)

(f)      Not Applicable

(g)      Custodian Agreement between Registrant and Investors Bank (3)

(h)      (1)  Administration Agreement between Registrant and Investors Bank (3)
         (2) Transfer Agency and Service Agreement between Registrant and Investors Bank (2)

(i)      (1)  Opinion and Consent of Counsel filed herein.

(j)      (1)  Consent of Independent Auditors, Ernst & Young LLP filed herein.

(k)      Not Applicable

(l)      Purchase Agreement (2)

(m)      (1)  Shareholder Servicing Plan with respect to Institutional Class
              Shares (2)

         (2)  Shareholder Servicing Plan with respect to Investment Class Shares
              (7)

         (3) Shareholder Servicing Agreement with respect to Institutional Class Shares (2)

         (4) Shareholder Servicing Agreement with respect to Investment Class Shares (7)

         (5)  Distribution Plan with respect to Investment Class Shares (2)

         (6)  Distribution Plan with respect to Reserve Class Shares (8)

         (7)  Distribution Plan with respect to Adviser Class Shares (8)

(n)      None

(o) Amended and Restated Multiple Class Expense Allocation Plan (Rule 18f-3) is filed herein.

         (1) Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed April 8, 1998 (Accession No. 0001029869-98-000483).

         (2) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed June 18,1998 (Accession No. 0001029869-98-000820).

         (3) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed October 30, 1998 (Accession No. 0001029869-98-001219).

         (4) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed February 25, 1999 (Accession No. 0000897436-99-000033).

         (5) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed March 19, 1999 (Accession No. 0000897436-99-000061).

         (6) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on April 19, 2000 (Accession No. 0000897436-00-000160).

         (7) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on March 1, 2001 (Accession No. 0000912057-01-006973).

         (8) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on October 16, 2001 (Accession No. 0000897436-01-500307).

         (9) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on April 25, 2002 (Accession No. 0000950156-02-000179).

         (10) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed on October 4, 2002 (Accession No. 0000950156-02-000396).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

As of April 11, 2003, the following shareholders were deemed to be a "control person" of the Trust as such term is defined in the 1940 Act.

                                NAME AND ADDRESS OF               NATURE OF             PERCENT
    TITLE OF CLASS                BENEFICIAL OWNER                BENEFICIAL         OF PORTFOLIO
                                                                  OWNERSHIP
Cash Series -                Christian Science Custody         Direct Ownership         58.75%
Institutional Class        C/o Investors Bank & Trust Co.
                                   P.O. Box 9130
                                  Boston, MA 02117

                                  Saturn & Company             Direct Ownership         39.58%
                           C/o Investors Bank & Trust Co.
                                   P.O. Box 9130
                                  Boston, MA 02117

Cash Series-                      Saturn & Company             Direct Ownership          100%
Investment Class           C/o Investors Bank & Trust Co.
                                   P.O. Box 9130
                                  Boston, MA 02117

Cash Series-                  Funds Distributors, Inc.         Direct Ownership          100%
Reserve Class               60 State Street, Suite 1300
                                  Boston, MA 02109

Cash Series-                  Funds Distributors, Inc.         Direct Ownership          100%
Advisers Class              60 State Street, Suite 1300
                                  Boston, MA 02109


Treasury Series-                  Maril & Company              Direct Ownership         89.81%
Premium Class                Attn: ACM/Fund Accounting
                          1000 N. Water Street, 14th floor
                                Milwaukee, WI 53202

Treasury Series-                  Saturn & Company             Direct Ownership         99.94%
Institutional Class        C/o Investors Bank & Trust Co.
                                   P.O. Box 9130
                                  Boston, MA 02117

Treasury  Series -                Saturn & Company             Direct Ownership          100%
Investment Class           C/o Investors Bank & Trust Co.
                                   P.O. Box 9130
                                  Boston, MA 02117

Treasury  Series -            Funds Distributors, Inc.         Direct Ownership          100%
Reserve Class               60 State Street, Suite 1300
                                  Boston, MA 02109

Treasury  Series -            Funds Distributors, Inc.         Direct Ownership          100%
Advisers Class              60 State Street, Suite 1300
                                  Boston, MA 02109

Treasury Plus                     Maril & Company              Direct Ownership          100%
Series-Premium Class         Attn: ACM/Fund Accounting
                          1000 N. Water Street, 14th floor
                                Milwaukee, WI 53202

Treasury Plus                     Saturn & Company             Direct Ownership         91.29%
Series-Institutional       C/o Investors Bank & Trust Co.
Class                              P.O. Box 9130
                                  Boston, MA 02117

Treasury Plus                     Saturn & Company             Direct Ownership          100%
Series-Investment          C/o Investors Bank & Trust Co.
Class                              P.O. Box 9130
                                  Boston, MA 02117

Treasury Plus                 Funds Distributors, Inc.         Direct Ownership          100%
Series-Reserve Class        60 State Street, Suite 1300
                                  Boston, MA 02109

Treasury Plus                 Funds Distributors, Inc.         Direct Ownership          100%
Series-Advisers Class       60 State Street, Suite 1300
                                  Boston, MA 02109

U.S. Government           Boston Advisors U.S. Government      Direct Ownership         64.07%
Series -                         Money Market Fund
Premium Class              100 Federal Street, 29th floor
                                  Boston, MA 02110

U.S. Government                   Maril & Company              Direct Ownership         99.98%
Series -                     Attn: ACM/Fund Accounting
Premium Class             1000 N. Water Street, 14th floor
                                Milwaukee, WI 53202

U.S. Government                   Saturn & Company             Direct Ownership          100%
Series-                    C/o Investors Bank & Trust Co.
Institutional Class                P.O. Box 9130
                                  Boston, MA 02117

U.S. Government                   Saturn & Company             Direct Ownership          100%
Series-                    C/o Investors Bank & Trust Co.
Investment Class                   P.O. Box 9130
                                  Boston, MA 02117

U.S. Government               Funds Distributors, Inc.         Direct Ownership          100%
Series-                     60 State Street, Suite 1300
Reserve Class                     Boston, MA 02109

U.S. Government               Funds Distributors, Inc.         Direct Ownership          100%
Series-                     60 State Street, Suite 1300
Advisers Class                    Boston, MA 02109

Municipal Series -            Funds Distributors, Inc.         Direct Ownership          100%
Premium Class               60 State Street, Suite 1300
                                  Boston, MA 02109

Municipal Series -            Funds Distributors, Inc.         Direct Ownership          100%
Institutional Class         60 State Street, Suite 1300
                                  Boston, MA 02109

Municipal Series -                Saturn & Company             Direct Ownership          100%
Investment Class           C/o Investors Bank & Trust Co.
                                   P.O. Box 9130
                                  Boston, MA 02117

Municipal Series -            Funds Distributors, Inc.         Direct Ownership          100%
Reserve Class               60 State Street, Suite 1300
                                  Boston, MA 02109

Municipal Series -            Funds Distributors, Inc.         Direct Ownership          100%
Advisers Class              60 State Street, Suite 1300
                                  Boston, MA 02109

ITEM 25. INDEMNIFICATION.

Under Article VI, Section 6.4 of the Registrant's Master Trust Agreement to the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

INVESTORS BANK & TRUST COMPANY - ADVISORY DIVISION, serves as the investment adviser to the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio the Merrimac Treasury Plus Portfolio, the U.S. Government Portfolio and the Merrimac Municipal Portfolio. The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-60166).

OPUS INVESTMENT MANAGEMENT, INC., formerly Allmerica Asset Management, Inc., serves as the investment sub-adviser to the Merrimac Cash Portfolio and the Merrimac U.S. Government Portfolio. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-44189).

M&I INVESTMENT MANAGEMENT CORP. serves as the investment sub-adviser to the Merrimac Treasury Portfolio and the Merrimac Treasury Plus Portfolio. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-9118).

ABN AMRO ASSET MANAGEMENT (USA) LLC serves as the investment sub-adviser to the Merrimac Municipal Portfolio. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-38371).

27. PRINCIPAL UNDERWRITER.

(a). Funds Distributor, Inc. ("FDI" or the "Distributor") acts as principal underwriter for the following investment companies:

GMO Trust
LaSalle Partners Funds, Inc.
LMCG Funds
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
The Saratoga Advantage Trust
Skyline Funds
St. Clair Funds, Inc.
TD Waterhouse Family of Funds, Inc.
TD Waterhouse Trust
UAM Funds, Inc.
UAM Funds, Inc. II
UAM Funds Trust
(b) Information regarding FDI is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

         SEC File #                                  CRD # on Form BD
         ----------                                  ----------------
         8-20518                                     7174

 FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(c)   Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the locations set forth below. (The Merrimac Cash Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series the Merrimac U.S. Government and the Merrimac Municipal Series are collectively referred to as the "Funds" and the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio the Merrimac U.S. Government Portfolio and the Merrimac Municipal Portfolio are collectively referred to as the "Portfolios").

Investors Bank & Trust Company - Advisory Division
200 Clarendon Street
Boston, MA 02116

(Investment Adviser to the Merrimac Cash Portfolio, the Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the Merrimac U.S. Government Portfolio and the Merrimac Municipal Portfolio; Administrator, Transfer Agent and Custodian for the Funds and the Portfolios).

Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.)
40 Lincoln Street
Worcester, Massachusetts 01653
(Investment Sub-Adviser to the Merrimac Cash Portfolio, Merrimac Prime Portfolio and the Merrimac U.S. Government Portfolio)

M&I Investment Management Corp.
1000 North Water Street
Milwaukee, Wisconsin 53202-6629
(Investment Sub-Adviser to the Merrimac Treasury Portfolio and the Merrimac Treasury Plus Portfolio)

ABN AMRO Asset Management (USA) LLC 208 South LaSalle Street, 4th Floor Chicago, IL 60604
(Investment Sub-Adviser to the Merrimac Municipal Portfolio)

IBT Fund Services (Canada) Inc.
1 First Canadian, King Street West
Suite 2800
P.O. Box 231
Toronto, CA M5X1C8
(Transfer Agent for the Portfolios and Fund Accountant for the Portfolios and the Funds)


ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30.  UNDERTAKINGS.

Not Applicable.

                                   SIGNATURES

Merrimac Master Portfolio (the "Portfolio Trust") has duly caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrimac Series to be signed on behalf of the Portfolio Trust by the undersigned, thereto duly authorized on the 29th day of April, 2003.

MERRIMAC MASTER PORTFOLIO

By:      /s/ Paul J. Jasinski
         -----------------------------------
         Paul J. Jasinski
         President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated and on the 29th day of April, 2003.

         /s/ Paul J. Jasinski
         --------------------------------------------
         Paul J. Jasinski
         President of the Portfolio Trust

         /s/ John F. Pyne
         --------------------------------------------
         John F. Pyne
         Treasurer and Chief Financial Officer
         of the Portfolio Trust

         /s/ Kevin J. Sheehan
         --------------------------------------------
         Kevin J. Sheehan*
         Trustee of the Portfolio Trust

         /s/ Thomas E. Sinton
         --------------------------------------------
         Thomas E. Sinton*
         Trustee of the Portfolio Trust

         /s/ Francis J. Gaul, Jr.
         --------------------------------------------
         Francis J. Gaul, Jr. *
         Trustee of the Portfolio Trust

         /s/ Edward F. Hines, Jr.
         --------------------------------------------
         Edward F. Hines, Jr.*
         Trustee of the Portfolio Trust


*By:     /s/ Susan C. Mosher
         --------------------------------------------
         Susan C. Mosher
         As attorney-in-fact

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, as amended, the Merrimac Series (the "Trust") certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 29th day of April, 2003.

MERRIMAC SERIES

By:      /s/ Paul J. Jasinski
         --------------------------------------------
         Paul J. Jasinski
         President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 29th day of April, 2003.


         /s/ Paul J. Jasinski
         --------------------------------------------
         Paul J. Jasinski
         President of the Trust

         /s/ John F. Pyne
         --------------------------------------------
         John F. Pyne
         Treasurer and Chief Financial Officer of the Trust

         /s/ Kevin J. Sheehan
         --------------------------------------------
         Kevin J. Sheehan*
         Trustee of the Trust

         /s/ Francis J. Gaul, Jr.
         --------------------------------------------
         Francis J. Gaul, Jr.*
         Trustee of the Trust

         /s/ Edward F. Hines, Jr.
         --------------------------------------------
         Edward F. Hines, Jr. *
         Trustee of the Trust

         /s/ Thomas E. Sinton
         --------------------------------------------
         Thomas E. Sinton *
         Trustee of the Trust

*By:     /s/ Susan C. Mosher
         --------------------------------------------
         Susan C. Mosher
         As attorney-in fact

                                  Exhibit Index

Exhibit No.       Description
-------------------------------

(a)(5)            Amendment No. 4 to the Master Trust Agreement

(i)(1)            Opinion & Consent of Counsel

(j)(1)            Consent of Independent Auditors, Ernst & Young LLP

(o)               Amended and Restated Multiple Class Expense Allocation Plan
                  (Rule 18f-3)